Schedule of Investments (Unaudited), September 30, 2024
Impax Large Cap Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.2%
Communication Services 7.8%
Alphabet, Inc. , A ............ 472,430 $ 78,352,515
Walt Disney Co. (The) ........ 347,936 33,467,964
111,820,479
Consumer Discretionary 6.1%
a
Aptiv plc .................. 344,608 24,815,222
Hilton Worldwide Holdings, Inc. . 99,873 23,020,726
Lowe's Cos., Inc. ............ 69,423 18,803,220
a
Ulta Beauty, Inc. ............ 53,401 20,779,397
87,418,565
Consumer Staples 6.6%
General Mills, Inc. ........... 191,690 14,156,306
McCormick & Co., Inc. ....... 296,126 24,371,170
Procter & Gamble Co. (The) ... 177,533 30,748,716
Target Corp. ............... 163,469 25,478,278
94,754,470
Financials 14.3%
Chubb Ltd. ................ 61,762 17,811,543
Citizens Financial Group, Inc. .. 471,626 19,369,680
CME Group, Inc. ............ 129,928 28,668,613
JPMorgan Chase & Co. ....... 163,436 34,462,115
KeyCorp .................. 1,315,035 22,026,836
RenaissanceRe Holdings Ltd. .. 86,241 23,492,049
b
Visa, Inc. , A ................ 110,613 30,413,045
Voya Financial, Inc. .......... 368,710 29,209,206
205,453,087
Health Care 14.2%
Abbott Laboratories .......... 212,821 24,263,722
Agilent Technologies, Inc. ..... 128,322 19,053,250
a
Align Technology, Inc. ........ 74,341 18,906,403
a
Avantor, Inc. ............... 889,926 23,022,386
Baxter International, Inc. ...... 481,007 18,263,836
CVS Health Corp. ........... 312,003 19,618,749
Danaher Corp. ............. 60,157 16,724,849
a
IQVIA Holdings, Inc. ......... 128,134 30,363,914
Merck & Co., Inc. ........... 294,364 33,427,976
203,645,085
Industrials 7.8%
Stanley Black & Decker, Inc. ... 278,547 30,676,381
Trane Technologies plc ....... 70,259 27,311,781
United Parcel Service, Inc. , B .. 217,324 29,629,954
Xylem, Inc. ................ 187,058 25,258,442
112,876,558
c
Information Technology 32.6%
Apple, Inc. ................ 248,977 58,011,641
Applied Materials, Inc. ........ 121,440 24,536,952
Dell Technologies, Inc. , C ..... 217,406 25,771,307
a
Enphase Energy, Inc. ........ 152,921 17,283,132
Marvell Technology, Inc. ...... 389,245 28,072,349
Microsoft Corp. ............. 256,952 110,566,446
NVIDIA Corp. .............. 521,785 63,365,570
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
Oracle Corp. ............... 214,177 $ 36,495,761
a
Palo Alto Networks, Inc. ...... 64,712 22,118,562
Salesforce, Inc. ............. 41,352 11,318,456
a
ServiceNow, Inc. ............ 40,711 36,411,511
a
Synopsys, Inc. ............. 34,908 17,677,062
TE Connectivity plc .......... 113,221 17,095,239
468,723,988
Materials 3.6%
Avery Dennison Corp. ........ 76,262 16,835,599
Crown Holdings, Inc. ......... 153,931 14,758,904
PPG Industries, Inc. ......... 151,262 20,036,165
51,630,668
Real Estate 3.8%
Alexandria Real Estate Equities,
Inc. , REIT ............... 120,128 14,265,200
Prologis, Inc. , REIT .......... 161,145 20,349,391
Weyerhaeuser Co. , REIT ..... 610,278 20,664,013
55,278,604
Utilities 1.4%
b
American Water Works Co., Inc. 139,242 20,362,750
Total Common Stocks
(Cost $ 917,246,956 ) ..............
1,411,964,254
Money Market 1.8%
d,e
JPMorgan Prime Money Market
Fund , 5.080% ............ 25,544,094 25,544,094
(Cost $25,544,094)
a
Total Investments 100 .0%
(Cost $ 942,791,050 ) .............
$1,437,508,348
f
Other Assets, less Liabilities 0.0% .
367,476
Net Assets 100.0% ...............
$1,437,875,824
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $11,354,720.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of September 30,
2024.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), September 30, 2024
Impax Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.8%
Communication Services 1.2%
a
TechTarget, Inc. ............ 351,387 $ 8,591,412
Consumer Discretionary 7.6%
Autoliv, Inc. ................ 55,000 5,135,350
b
Carter's, Inc. ............... 102,826 6,681,633
b
Columbia Sportswear Co. ..... 90,515 7,529,943
a
Etsy, Inc. .................. 100,000 5,553,000
a
National Vision Holdings, Inc. .. 255,669 2,789,349
a
Planet Fitness, Inc. , A ........ 134,271 10,905,491
a
Visteon Corp. .............. 57,500 5,476,300
Wyndham Hotels & Resorts, Inc. 135,000 10,548,900
54,619,966
Consumer Staples 7.8%
a
BJ's Wholesale Club Holdings,
Inc. .................... 134,955 11,131,088
a
Darling Ingredients, Inc. ...... 218,294 8,111,805
a
Freshpet, Inc. .............. 50,000 6,838,500
a
Simply Good Foods Co. (The) .. 258,620 8,992,218
a
US Foods Holding Corp. ...... 335,000 20,602,500
55,676,111
Financials 15.2%
Brightsphere Investment Group,
Inc. .................... 1,098,818 27,909,977
Eastern Bankshares, Inc. ..... 815,540 13,366,701
RenaissanceRe Holdings Ltd. .. 55,000 14,982,000
b
Victory Capital Holdings, Inc. , A . 675,000 37,395,000
Voya Financial, Inc. .......... 191,040 15,134,189
108,787,867
Health Care 23.3%
Chemed Corp. ............. 20,000 12,019,400
a
CryoPort, Inc. .............. 237,375 1,925,111
a
Cytokinetics, Inc. ............ 125,000 6,600,000
a
Enovis Corp. ............... 210,630 9,067,622
a
Health Catalyst, Inc. ......... 2,554,475 20,793,426
a,b
Inspire Medical Systems, Inc. .. 50,000 10,552,500
a
Ligand Pharmaceuticals, Inc. ... 280,208 28,046,019
a
Merit Medical Systems, Inc. .... 120,000 11,859,600
a
Neurocrine Biosciences, Inc. ... 85,000 9,793,700
a,b
OmniAb, Inc. ............... 761,387 3,220,667
a
Pacira BioSciences, Inc. ...... 470,603 7,082,575
a
Prestige Consumer Healthcare,
Inc. .................... 170,000 12,257,000
a
Roivant Sciences Ltd. ........ 2,000,000 23,080,000
a
SI-BONE, Inc. .............. 758,521 10,604,124
166,901,744
Industrials 17.2%
AAON, Inc. ................ 55,000 5,931,200
Advanced Drainage Systems, Inc. 31,489 4,948,811
b
Arcosa, Inc. ............... 170,000 16,109,200
a
AZEK Co., Inc. (The) , A ....... 219,349 10,265,533
a
Casella Waste Systems, Inc. , A . 60,000 5,969,400
a
Dycom Industries, Inc. ........ 21,500 4,237,650
Enpro, Inc. ................ 70,000 11,352,600
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
Gates Industrial Corp. plc ..... 317,713 $ 5,575,863
a
Generac Holdings, Inc. ....... 75,000 11,916,000
Herc Holdings, Inc. .......... 55,000 8,768,650
MSA Safety, Inc. ............ 35,089 6,222,683
a
Stericycle, Inc. ............. 252,906 15,427,266
Tecnoglass, Inc. ............ 165,000 11,328,900
a
Verra Mobility Corp. , A ........ 173,661 4,829,513
122,883,269
Information Technology 13.0%
a,b
8x8, Inc. .................. 2,693,434 5,494,605
A10 Networks, Inc. .......... 687,500 9,927,500
a
Ciena Corp. ............... 211,064 12,999,432
a,b
Enfusion, Inc. , A ............ 676,948 6,424,237
a
Extreme Networks, Inc. ....... 675,178 10,147,925
a
NetScout Systems, Inc. ....... 495,000 10,766,250
a
Onto Innovation, Inc. ......... 92,057 19,107,351
a,b
Sprout Social, Inc. , A ......... 188,724 5,486,207
a
Workiva, Inc. , A ............. 158,586 12,547,324
92,900,831
Materials 5.3%
Element Solutions, Inc. ....... 561,946 15,262,453
Graphic Packaging Holding Co. . 423,585 12,533,880
TriMas Corp. ............... 410,000 10,467,300
38,263,633
Real Estate 7.2%
b
Agree Realty Corp. , REIT ..... 115,000 8,662,950
Americold Realty Trust, Inc. , REIT 260,000 7,350,200
Healthcare Realty Trust, Inc. , A ,
REIT ................... 400,000 7,260,000
a
Howard Hughes Holdings, Inc. . 100,000 7,743,000
Rayonier, Inc. , REIT ......... 421,676 13,569,534
Terreno Realty Corp. , REIT .... 110,000 7,351,300
51,936,984
Total Common Stocks
(Cost $ 599,912,468 ) ..............
700,561,817
Money Market 2.1%
c,d
JPMorgan Prime Money Market
Fund , 5.080% ............ 15,264,751 15,264,751
(Cost $15,264,751)

Schedule of Investments (Unaudited)
Impax Small Cap Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Securities Purchased With Cash Collateral From
Securities Lending 0.2%
c,d
Invesco Government & Agency
Portfolio , 4.855% .......... 1,456,821 $ 1,456,821
(Cost $1,456,821)
a
Total Investments 100 .1%
(Cost $ 616,634,040 ) .............
$717,283,389
Payable Upon Return Of Securities
Loaned ( 0 .2 ) % ...................
(1,456,821)
Other Assets, less Liabilities 0 .1% .
388,549
Net Assets 100.0% ...............
$716,215,117
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $21,872,921.
c
Rate shown represents annualized 7-day yield as of September 30,
2024.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), September 30, 2024
Impax US Sustainable Economy Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.2%
Communication Services 3.6%
Alphabet, Inc. , A ............ 4,163 $ 690,433
Comcast Corp. , A ........... 42,919 1,792,726
Electronic Arts, Inc. .......... 11,788 1,690,871
Iridium Communications, Inc. .. 22,902 697,366
a
Netflix, Inc. ................ 1,200 851,124
a
Pinterest, Inc. , A ............ 50,437 1,632,646
a
Spotify Technology SA ........ 3,381 1,246,000
Verizon Communications, Inc. .. 15,125 679,264
Walt Disney Co. (The) ........ 31,853 3,063,940
12,344,370
Consumer Discretionary 5.5%
a
Aptiv plc .................. 13,594 978,904
Best Buy Co., Inc. ........... 14,523 1,500,226
a
Bright Horizons Family Solutions,
Inc. .................... 4,866 681,873
a
Deckers Outdoor Corp. ....... 4,356 694,564
DR Horton, Inc. ............. 22,331 4,260,085
Hasbro, Inc. ............... 12,755 922,442
Home Depot, Inc. (The) ....... 5,111 2,070,977
b
Lear Corp. ................ 7,976 870,580
Lowe's Cos., Inc. ............ 8,221 2,226,658
Macy's, Inc. ................ 63,544 997,005
a
Planet Fitness, Inc. , A ........ 8,932 725,457
Vail Resorts, Inc. ............ 5,028 876,330
b
VF Corp. .................. 51,600 1,029,420
b
Williams-Sonoma, Inc. ....... 6,529 1,011,473
18,845,994
Consumer Staples 2.3%
Casey's General Stores, Inc. ... 5,803 2,180,245
General Mills, Inc. ........... 40,835 3,015,665
Kimberly-Clark Corp. ......... 17,434 2,480,509
7,676,419
Financials 13.4%
Allstate Corp. (The) .......... 4,100 777,565
Annaly Capital Management, Inc. ,
REIT ................... 45,000 903,150
Bank of America Corp. ....... 18,500 734,080
Bank of New York Mellon Corp.
(The) ................... 41,558 2,986,358
Citigroup, Inc. .............. 16,201 1,014,183
Fifth Third Bancorp .......... 25,100 1,075,284
Hartford Financial Services
Group, Inc. (The) .......... 36,489 4,291,471
Huntington Bancshares, Inc. ... 52,000 764,400
Invesco Ltd. ............... 56,500 992,140
JPMorgan Chase & Co. ....... 3,600 759,096
Mastercard, Inc. , A .......... 15,503 7,655,381
MetLife, Inc. ............... 58,453 4,821,203
a
PayPal Holdings, Inc. ........ 13,647 1,064,875
PNC Financial Services Group,
Inc. (The) ................ 5,634 1,041,445
Progressive Corp. (The) ...... 23,908 6,066,894
Prudential Financial, Inc. ...... 8,039 973,523
S&P Global, Inc. ............ 2,200 1,136,564
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Truist Financial Corp. ........ 26,000 $ 1,112,020
b
Visa, Inc. , A ................ 28,730 7,899,314
46,068,946
Health Care 15.2%
Agilent Technologies, Inc. ..... 19,918 2,957,425
Amgen, Inc. ............... 7,403 2,385,321
Bristol-Myers Squibb Co. ...... 84,274 4,360,337
a
Centene Corp. ............. 9,500 715,160
a
Edwards Lifesciences Corp. ... 12,964 855,494
Elevance Health, Inc. ........ 9,079 4,721,080
Eli Lilly & Co. .............. 5,952 5,273,115
Gilead Sciences, Inc. ........ 67,855 5,688,963
a,b
IDEXX Laboratories, Inc. ...... 8,655 4,372,679
a
Illumina, Inc. ............... 6,250 815,062
a
IQVIA Holdings, Inc. ......... 3,200 758,304
McKesson Corp. ............ 1,805 892,428
Merck & Co., Inc. ........... 40,936 4,648,692
a
Mettler-Toledo International, Inc. 2,838 4,256,149
a
Regeneron Pharmaceuticals, Inc. 700 735,868
Thermo Fisher Scientific, Inc. .. 1,200 742,284
a
Vertex Pharmaceuticals, Inc. ... 2,131 991,085
a
Waters Corp. .............. 2,292 824,868
West Pharmaceutical Services,
Inc. .................... 3,067 920,591
Zoetis, Inc. , A .............. 25,603 5,002,314
51,917,219
Industrials 13.6%
Acuity Brands, Inc. .......... 3,576 984,795
Carrier Global Corp. ......... 39,090 3,146,354
a,b
Dayforce, Inc. .............. 18,400 1,127,000
Emerson Electric Co. ........ 38,170 4,174,653
Fortune Brands Innovations, Inc. 13,400 1,199,702
a
GXO Logistics, Inc. .......... 25,652 1,335,700
Illinois Tool Works, Inc. ....... 3,201 838,886
Johnson Controls International plc 29,114 2,259,538
Lennox International, Inc. ..... 5,114 3,090,339
nVent Electric plc ........... 22,601 1,587,946
Otis Worldwide Corp. ........ 14,524 1,509,625
Pentair plc ................ 8,300 811,657
Republic Services, Inc. , A ..... 25,982 5,218,225
Rockwell Automation, Inc. ..... 19,357 5,196,580
Tetra Tech, Inc. ............. 15,690 739,940
Trane Technologies plc ....... 9,858 3,832,100
Union Pacific Corp. .......... 24,313 5,992,668
United Parcel Service, Inc. , B .. 13,970 1,904,670
Verisk Analytics, Inc. , A ....... 3,600 964,656
WW Grainger, Inc. ........... 741 769,758
46,684,792
c
Information Technology 34.1%
Accenture plc , A ............ 5,776 2,041,700
a
Adobe, Inc. ................ 1,416 733,176
a
Advanced Micro Devices, Inc. .. 4,700 771,176
Analog Devices, Inc. ......... 15,430 3,551,523
a
ANSYS, Inc. ............... 8,132 2,591,099

Schedule of Investments (Unaudited)
Impax US Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
Apple, Inc. ................ 92,434 $ 21,537,122
Applied Materials, Inc. ........ 19,761 3,992,710
a
Aspen Technology, Inc. ....... 3,267 780,225
a
Atlassian Corp. , A ........... 5,416 860,115
a
Autodesk, Inc. .............. 12,362 3,405,484
Broadcom, Inc. ............. 30,129 5,197,252
a
Dropbox, Inc. , A ............ 30,900 785,787
a
Gartner, Inc. ............... 1,905 965,378
a
Globant SA ................ 8,133 1,611,473
Hewlett Packard Enterprise Co. . 45,139 923,544
HP, Inc. ................... 42,968 1,541,262
a
HubSpot, Inc. .............. 5,291 2,812,696
International Business Machines
Corp. ................... 12,176 2,691,870
Intuit, Inc. ................. 1,768 1,097,928
a
Keysight Technologies, Inc. .... 7,947 1,263,017
Lam Research Corp. ......... 1,825 1,489,346
Microsoft Corp. ............. 45,543 19,597,153
NVIDIA Corp. .............. 179,281 21,771,885
QUALCOMM, Inc. ........... 11,186 1,902,179
Salesforce, Inc. ............. 7,849 2,148,350
a
ServiceNow, Inc. ............ 3,937 3,521,213
Texas Instruments, Inc. ....... 28,061 5,796,561
a
Trimble, Inc. ............... 14,295 887,577
a
Workday, Inc. , A ............ 3,100 757,671
117,026,472
Materials 5.4%
Air Products and Chemicals, Inc. 10,861 3,233,754
Alcoa Corp. ................ 17,207 663,846
Ecolab, Inc. ................ 20,478 5,228,648
b
FMC Corp. ................ 10,327 680,962
Graphic Packaging Holding Co. . 91,643 2,711,716
International Flavors &
Fragrances, Inc. ........... 20,443 2,145,084
Martin Marietta Materials, Inc. .. 2,055 1,106,104
PPG Industries, Inc. ......... 15,237 2,018,293
Sherwin-Williams Co. (The) .... 2,176 830,514
18,618,921
Real Estate 4.7%
Alexandria Real Estate Equities,
Inc. , REIT ............... 14,778 1,754,888
American Tower Corp. , REIT ... 4,400 1,023,264
Camden Property Trust , REIT .. 5,423 669,903
a
CBRE Group, Inc. , A ......... 39,133 4,871,276
Prologis, Inc. , REIT .......... 26,704 3,372,181
Rayonier, Inc. , REIT ......... 21,502 691,934
Rexford Industrial Realty, Inc. ,
REIT ................... 13,260 667,111
SBA Communications Corp. , A ,
REIT ................... 3,400 818,380
Ventas, Inc. , REIT ........... 21,394 1,371,997
Weyerhaeuser Co. , REIT ..... 28,700 971,782
16,212,716
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Utilities 1.4%
American Water Works Co., Inc. 25,273 $ 3,695,924
Edison International ......... 12,800 1,114,752
4,810,676
Total Common Stocks
(Cost $ 212,543,968 ) ..............
340,206,525
Money Market 0.7%
d,e
JPMorgan Prime Money Market
Fund , 5.080% ............ 2,564,357 2,564,357
(Cost $2,564,357)
Securities Purchased With Cash Collateral From
Securities Lending 0.5%
d,e
Invesco Government & Agency
Portfolio , 4.855% .......... 1,589,612 1,589,612
(Cost $1,589,612)
a
Total Investments 100 .4%
(Cost $ 216,697,937 ) .............
$344,360,494
Payable Upon Return Of Securities
Loaned ( 0 .5 ) % ...................
(1,589,612)
Other Assets, less Liabilities 0 .1% .
152,525
Net Assets 100.0% ...............
$342,923,407
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $11,066,206.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of September 30,
2024.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), September 30, 2024
Impax Global Sustainable Infrastructure Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.4%
Communication Services 14.9%
Elisa OYJ ................. 71,086 $ 3,768,589
KDDI Corp. ................ 108,200 3,466,458
Koninklijke KPN NV ......... 745,280 3,043,936
Tele2 AB , B ................ 279,080 3,157,421
Vodacom Group Ltd. ......... 260,035 1,647,578
15,083,982
Energy 1.0%
Neste OYJ ................ 53,875 1,046,687
Financials 2.9%
Hannover Rueck SE ......... 5,185 1,480,107
Legal & General Group plc .... 473,260 1,434,350
2,914,457
Health Care 3.6%
Chemed Corp. ............. 6,057 3,640,075
Industrials 23.7%
AECOM .................. 14,529 1,500,410
Canadian Pacific Kansas City Ltd. 40,251 3,442,518
a
Clean Harbors, Inc. .......... 6,170 1,491,351
Hubbell, Inc. , B ............. 5,305 2,272,397
Otis Worldwide Corp. ........ 18,375 1,909,897
Pentair plc ................ 14,035 1,372,482
Schneider Electric SE ........ 5,770 1,521,018
Spirax Group plc ............ 15,827 1,595,440
Trane Technologies plc ....... 3,912 1,520,712
Voltronic Power Technology Corp. 20,000 1,278,379
Waste Connections, Inc. ...... 11,293 2,019,414
Waste Management, Inc. ...... 19,788 4,107,989
24,032,007
Information Technology 5.7%
KLA Corp. ................. 2,447 1,894,981
Microsoft Corp. ............. 4,364 1,877,829
Nemetschek SE ............ 15,029 1,562,113
a
SolarEdge Technologies, Inc. .. 18,895 432,885
5,767,808
Materials 1.8%
Sika AG .................. 5,516 1,828,364
Real Estate 9.8%
American Tower Corp. , REIT ... 14,742 3,428,399
Digital Realty Trust, Inc. , REIT .. 6,307 1,020,662
Prologis, Inc. , REIT .......... 15,024 1,897,231
Welltower, Inc. , REIT ......... 28,161 3,605,453
9,951,745
b
Utilities 34.0%
American Water Works Co., Inc. 25,719 3,761,147
a
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ................... 60,561 1,001,679
Hydro One Ltd. , Reg S ....... 37,569 1,302,255
Iberdrola SA ............... 182,683 2,824,123
National Grid plc ............ 279,012 3,856,785
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Utilities (continued)
NextEra Energy, Inc. ......... 18,159 $ 1,534,980
Northland Power, Inc. ........ 181,400 3,129,182
a
Orsted A/S , Reg S ........... 31,392 2,079,168
Severn Trent plc ............ 98,401 3,483,740
SSE plc .................. 177,681 4,478,344
United Utilities Group plc ...... 252,681 3,542,668
Veolia Environnement SA ..... 106,632 3,510,676
34,504,747
Total Common Stocks
(Cost $ 86,659,017 ) ...............
98,769,872
Money Market 2.4%
c,d
JPMorgan Prime Money Market
Fund , 5.080% ............ 2,484,360 2,484,360
(Cost $2,484,360)
a
Total Investments 99 .8%
(Cost $ 89,143,377 ) ..............
$101,254,232
Other Assets, less Liabilities 0 .2% .
217,625
Net Assets 100.0% ...............
$101,471,857
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents annualized 7-day yield as of September 30,
2024.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Sustainable Infrastructure Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 1,001,679
1.0%
Canada .....................
7,873,954
7.8%
Denmark ....................
2,079,168
2.0%
Finland .....................
4,815,276
4.7%
France .....................
3,510,676
3.5%
Germany ...................
3,042,220
3.0%
Japan ......................
3,466,458
3.4%
Netherlands .................
3,043,936
3.0%
South Africa .................
1,647,578
1.7%
Spain ......................
2,824,123
2.8%
Sweden ....................
3,157,421
3.1%
Switzerland ..................
1,828,364
1.8%
Taiwan .....................
1,278,379
1.3%
United Kingdom ..............
18,391,328
18.1%
United States ................
40,809,312
40.2%
Money Market ................
2,484,360
2.4%
Other assets and liabilities (net)
217,625
0.2%
Total $101,471,857 100.0%

Schedule of Investments (Unaudited), September 30, 2024
Impax Global Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.3%
Communication Services 1.9%
KDDI Corp. ................ 83,700 $ 2,681,539
Consumer Discretionary 1.6%
a
Aptiv plc .................. 32,074 2,309,649
Consumer Staples 8.4%
Haleon plc ................ 802,213 4,197,580
Jeronimo Martins SGPS SA ... 110,325 2,166,338
Kerry Group plc , A ........... 27,912 2,892,473
Unilever plc ................ 43,992 2,855,460
12,111,851
Financials 21.8%
AIA Group Ltd. ............. 581,200 5,075,537
Hannover Rueck SE ......... 10,393 2,966,780
HDFC Bank Ltd. , ADR ........ 43,687 2,733,059
Legal & General Group plc .... 1,369,042 4,149,274
Marsh & McLennan Cos., Inc. .. 20,735 4,625,771
Mastercard, Inc. , A .......... 11,652 5,753,758
RenaissanceRe Holdings Ltd. .. 11,528 3,140,227
b
Visa, Inc. , A ................ 10,189 2,801,466
31,245,872
Health Care 19.8%
Alcon, Inc. ................. 59,150 5,919,746
Becton Dickinson & Co. ....... 10,452 2,519,977
a
Boston Scientific Corp. ....... 62,453 5,233,561
a
Cooper Cos., Inc. (The) ....... 25,563 2,820,622
Danaher Corp. ............. 9,799 2,724,318
a
IQVIA Holdings, Inc. ......... 18,268 4,328,968
Thermo Fisher Scientific, Inc. .. 7,908 4,891,652
28,438,844
Industrials 12.7%
Ashtead Group plc .......... 50,063 3,878,922
Cintas Corp. ............... 18,927 3,896,691
Hubbell, Inc. , B ............. 7,043 3,016,869
Schneider Electric SE ........ 17,665 4,656,634
Wolters Kluwer NV .......... 16,245 2,740,072
18,189,188
Information Technology 23.1%
Analog Devices, Inc. ......... 17,390 4,002,657
Applied Materials, Inc. ........ 16,284 3,290,182
ASML Holding NV ........... 1,978 1,645,420
a
Cadence Design Systems, Inc. . 13,076 3,543,988
Keyence Corp. ............. 7,850 3,762,208
Microsoft Corp. ............. 14,248 6,130,915
NVIDIA Corp. .............. 29,766 3,614,783
Oracle Corp. ............... 22,937 3,908,465
TE Connectivity plc .......... 21,780 3,288,562
33,187,180
Materials 9.0%
Croda International plc ....... 32,081 1,812,647
DSM-Firmenich AG .......... 21,327 2,943,282
Linde plc .................. 11,069 5,278,363
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials (continued)
Sika AG .................. 8,794 $ 2,914,908
12,949,200
Total Common Stocks
(Cost $ 102,822,528 ) ..............
141,113,323
Money Market 1.8%
c,d
JPMorgan Prime Money Market
Fund , 5.080% ............ 2,515,081 2,515,081
(Cost $2,515,081)
a
Total Investments 100 .1%
(Cost $ 105,337,609 ) .............
$143,628,404
Other Assets, less Liabilities ( 0 .1 ) %
(111,293)
Net Assets 100.0% ...............
$143,517,111
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $2,432,758.
c
Rate shown represents annualized 7-day yield as of September 30,
2024.
d
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Opportunities Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 3,140,227
2.2%
Germany ...................
2,966,781
2.1%
Hong Kong ..................
5,075,537
3.5%
India ......................
2,733,059
1.9%
Ireland .....................
6,181,036
4.3%
Japan ......................
6,443,747
4.5%
Netherlands .................
4,385,493
3.0%
Portugal ....................
2,166,338
1.5%
Switzerland ..................
5,858,189
4.0%
United Kingdom ..............
12,696,303
8.9%
United States ................
89,466,613
62.4%
Money Market ................
2,515,081
1.8%
Other assets and liabilities (net)
(111,293)
-0.1%
Total $143,517,111 100.0%

Schedule of Investments (Unaudited), September 30, 2024
Impax Global Environmental Markets Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal a Value
a
Common Stocks 98.4%
CIRCULAR ECONOMY 11.6%
General Waste Management 5.8%
Republic Services, Inc. , A ....... 239,927 $ 48,186,939
Waste Management, Inc. ........ 480,165 99,682,254
147,869,193
Recycled, Recyclable Products & Biomaterials 1.6%
Croda International plc ......... 735,482 41,556,360
Resource Circularity & Efficiency 4.2%
Ashtead Group plc ............ 741,084 57,419,789
STERIS plc .................. 201,669 48,912,799
106,332,588
CLEAN AND EFFICIENT TRANSPORT 5.8%
Advanced Road Vehicles & Devices 3.9%
a
Aptiv plc .................... 521,603 37,560,632
TE Connectivity plc ............ 403,073 60,859,992
98,420,624
Railways 1.9%
Union Pacific Corp. ............ 203,798 50,232,131
NEW ENERGY 23.4%
Buildings Energy Efficiency 6.3%
Carrier Global Corp. ........... 785,502 63,225,056
Sika AG .................... 164,146 54,408,738
Trane Technologies plc ......... 109,225 42,459,034
160,092,828
Industrial Energy Efficiency 11.7%
Air Liquide SA ................ 458,732 88,585,843
Cognex Corp. ................ 1,149,568 46,557,504
Delta Electronics, Inc. .......... 3,077,475 36,717,567
Keyence Corp. ............... 52,600 25,209,190
Siemens AG ................. 311,739 63,067,281
Spirax Group plc .............. 374,521 37,753,577
297,890,962
Smart & Efficient Grids 5.4%
Hubbell, Inc. , B ............... 122,246 52,364,074
Schneider Electric SE .......... 323,299 85,224,180
137,588,254
SMART ENVIRONMENT 32.0%
Cloud Computing 6.6%
Microsoft Corp. ............... 258,001 111,017,830
NVIDIA Corp. ................ 466,384 56,637,673
167,655,503
Efficient IT 15.2%
a
ANSYS, Inc. ................. 170,076 54,191,316
Applied Materials, Inc. .......... 275,852 55,735,897
ASML Holding NV ............. 48,322 40,197,169
a
Autodesk, Inc. ................ 187,153 51,556,908
MediaTek, Inc. ............... 1,311,000 48,317,622
a
Synopsys, Inc. ............... 125,937 63,773,237
Texas Instruments, Inc. ......... 354,390 73,206,342
386,978,491
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
Environmental Testing & Monitoring 8.7%
Agilent Technologies, Inc. ....... 700,788 $ 104,053,002
Veralto Corp. ................. 448,778 50,200,307
a
Waters Corp. ................ 184,089 66,251,790
220,505,099
Finance & Investment 1.5%
RenaissanceRe Holdings Ltd. .... 138,489 37,724,404
SUSTAINABLE FOOD 10.6%
Food Safety & Packaging 3.9%
Crown Holdings, Inc. ........... 329,974 31,637,907
a
Mettler-Toledo International, Inc. .. 43,002 64,490,100
96,128,007
Sustainable Agriculture 4.3%
DSM-Firmenich AG ............ 410,783 56,691,053
Kerry Group plc , A ............. 522,737 54,170,357
110,861,410
Technology & Logistics 2.4%
GEA Group AG ............... 1,260,805 61,838,122
WATER 15.0%
Water Distribution & Infrastructure 3.8%
Ferguson Enterprises, Inc. ...... 233,034 45,798,557
IDEX Corp. .................. 233,373 50,058,508
95,857,065
Water Treatment 6.7%
Linde plc .................... 223,802 106,722,222
Pentair plc .................. 652,868 63,843,962
170,566,184
Water Utilities 4.5%
b
American Water Works Co., Inc. .. 373,332 54,596,072
Veolia Environnement SA ....... 1,805,498 59,442,927
114,038,999
Total Common Stocks
(Cost $ 1,690,109,408 ) .............
2,502,136,224
a
Preferred Stocks 0.6%
WATER 0.6%
Water Treatment 0.6%
Sartorius AG , 0.290% .......... 53,443 15,027,085
(Cost $13,830,272)
Total Long Term Investments
(Cost $ 1,703,939,680 ) .............
2,517,163,309
a

Schedule of Investments (Unaudited)
Impax Global Environmental Markets Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal a Value
a a a a a
Money Market Funds 1.0%
c,d
JPMorgan Prime Money Market
Fund , 5.080%
(Cost $ 26,002,118 ) .......... 26,002,118 $ 26,002,118
a
Total Investments 100 .0%
(Cost $ 1,729,941,798 ) .............
$2,543,165,427
e
Other Assets, less Liabilities (0.0) %
(201,586)
Net Assets 100.0% ................
$2,542,963,841
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $3,334,272.
c
Rate shown represents annualized 7-day yield as of September 30,
2024.
d
Institutional Class shares.
e
Rounds to less than 0.05%.
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 37,724,404
1.5%
France .....................
148,028,770
5.8%
Germany ...................
139,932,487
5.5%
Ireland .....................
115,030,350
4.5%
Japan ......................
25,209,190
1.0%
Netherlands .................
40,197,169
1.6%
Switzerland ..................
111,099,791
4.3%
Taiwan .....................
85,035,189
3.3%
United Kingdom ..............
136,729,726
5.4%
United States ................
1,678,176,233
66.1%
Money Market ................
26,002,118
1.0%
Other assets and liabilities (net)
(201,586)
0.0%
*
Total $2,542,963,841 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments (Unaudited), September 30, 2024
Impax Global Social Leaders Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 96.5%
Communication Services 1.4%
Vodacom Group Ltd. ......... 4,209 $ 26,668
Consumer Discretionary 15.5%
Autoliv, Inc. ................ 238 22,222
a
Bright Horizons Family Solutions,
Inc. .................... 274 38,396
a,b
Duolingo, Inc. , A ............ 154 43,431
eBay, Inc. ................. 1,219 79,369
Home Depot, Inc. (The) ....... 77 31,200
a
MercadoLibre, Inc. .......... 32 65,663
a
Mobileye Global, Inc. , A ....... 1,039 14,234
294,515
Consumer Staples 10.7%
Colgate-Palmolive Co. ....... 315 32,700
Danone SA ................ 717 52,226
Haleon plc ................ 9,039 47,297
Jeronimo Martins SGPS SA ... 876 17,201
Kerry Group plc , A ........... 299 30,985
Wal-Mart de Mexico SAB de CV 7,700 23,139
203,548
Financials 16.5%
a
Adyen NV , Reg S ........... 26 40,706
AIA Group Ltd. ............. 4,300 37,551
Bank Rakyat Indonesia Persero
Tbk. PT ................. 78,200 25,576
HDFC Bank Ltd. , ADR ........ 606 37,911
Legal & General Group plc .... 17,937 54,363
Progressive Corp. (The) ...... 115 29,183
Prudential plc .............. 4,758 44,141
Voya Financial, Inc. .......... 548 43,413
312,844
Health Care 15.9%
Abbott Laboratories .......... 206 23,486
Alcon, Inc. ................. 647 64,752
a
Align Technology, Inc. ........ 74 18,820
a
Boston Scientific Corp. ....... 234 19,609
a
Intuitive Surgical, Inc. ........ 88 43,232
a
IQVIA Holdings, Inc. ......... 245 58,058
Novo Nordisk A/S , B ......... 237 28,111
Thermo Fisher Scientific, Inc. .. 76 47,011
303,079
Industrials 8.0%
Experian plc ............... 1,009 53,144
Recruit Holdings Co. Ltd. ..... 900 54,677
Wolters Kluwer NV .......... 268 45,204
153,025
Information Technology 17.1%
Halma plc ................. 1,893 66,190
Intuit, Inc. ................. 110 68,310
NVIDIA Corp. .............. 758 92,051
a
Palo Alto Networks, Inc. ...... 117 39,991
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Information Technology (continued)
a
ServiceNow, Inc. ............ 65 $ 58,135
324,677
Real Estate 6.9%
American Tower Corp. , REIT ... 246 57,210
UNITE Group plc (The) , REIT .. 2,881 36,284
Ventas, Inc. , REIT ........... 373 23,920
Welltower, Inc. , REIT ......... 112 14,339
131,753
Utilities 4.5%
Iberdrola SA ............... 2,740 42,358
Severn Trent plc ............ 1,211 42,874
85,232
Total Common Stocks
(Cost $ 1,548,159 ) ................
1,835,341
Preferred Stocks 1.9%
Health Care 1.9%
Sartorius AG , 0.290% ........ 129 36,272
(Cost $30,287)
Total Long Term Investments
(Cost $ 1,578,446 ) ................
1,871,613
a
Money Market 1.8%
c,d
JPMorgan Prime Money Market
Fund , 5.080% ............ 33,613 33,613
(Cost $33,613)
a
Total Investments 100 .2%
(Cost $ 1,612,059 ) ...............
$1,905,226
Other Assets, less Liabilities ( 0 .2 ) %
(3,735)
Net Assets 100.0% ...............
$1,901,491
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $43,149.
c
Rate shown represents annualized 7-day yield as of September 30,
2024.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Social Leaders Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 65,663
3.5%
Denmark ....................
28,111
1.5%
France .....................
52,226
2.8%
Germany ...................
36,272
1.9%
Hong Kong ..................
81,693
4.3%
India ......................
37,912
2.0%
Indonesia ...................
25,576
1.4%
Ireland .....................
30,985
1.6%
Israel ......................
14,234
0.7%
Japan ......................
54,677
2.8%
Mexico .....................
23,139
1.2%
Netherlands .................
85,910
4.5%
Portugal ....................
17,201
0.9%
South Africa .................
26,668
1.4%
Spain ......................
42,358
2.2%
Sweden ....................
22,222
1.2%
United Kingdom ..............
199,710
10.6%
United States ................
1,027,056
53.9%
Money Market ................
33,613
1.8%
Other assets and liabilities (net)
(3,735)
-0.2%
Total $1,901,491 100.0%

Schedule of Investments (Unaudited), September 30, 2024
Impax Ellevate Global Women’s Leadership Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.4%
Communication Services 8.5%
Alphabet, Inc. , A ............ 26,622 $ 4,415,259
Alphabet, Inc. , C ............ 13,747 2,298,361
Auto Trader Group plc , Reg S .. 636,638 7,401,033
Deutsche Telekom AG ........ 189,771 5,573,433
a
Netflix, Inc. ................ 14,959 10,609,970
b
Omnicom Group, Inc. ........ 74,293 7,681,153
Orange SA ................ 213,284 2,442,721
Publicis Groupe SA .......... 68,551 7,501,973
Spark New Zealand Ltd. ...... 2,419,936 4,658,278
Vodafone Group plc ......... 2,725,432 2,731,421
Walt Disney Co. (The) ........ 97,969 9,423,638
64,737,240
Consumer Discretionary 13.3%
Accor SA ................. 52,151 2,267,000
a
Amazon.com, Inc. ........... 113,047 21,064,048
Bath & Body Works, Inc. ...... 160,062 5,109,179
Best Buy Co., Inc. ........... 76,792 7,932,614
Cie Generale des Etablissements
Michelin SCA ............. 57,266 2,325,761
a
Deckers Outdoor Corp. ....... 49,053 7,821,501
eBay, Inc. ................. 34,671 2,257,429
a
Expedia Group, Inc. ......... 19,912 2,947,374
H & M Hennes & Mauritz AB , B . 151,671 2,583,202
Hermes International SCA ..... 1,009 2,484,518
Kering SA ................. 29,510 8,494,525
a
Lululemon Athletica, Inc. ...... 28,165 7,642,573
Marriott International, Inc. , A ... 31,614 7,859,240
McDonald's Corp. ........... 13,032 3,968,374
Pearson plc ............... 178,323 2,424,193
Starbucks Corp. ............ 88,439 8,621,918
a
Ulta Beauty, Inc. ............ 14,461 5,627,064
101,430,513
Consumer Staples 6.6%
Clorox Co. (The) ............ 50,485 8,224,511
Coca-Cola Co. (The) ......... 145,483 10,454,408
Coles Group Ltd. ............ 3,412 42,536
Estee Lauder Cos., Inc. (The) , A 83,498 8,323,916
General Mills, Inc. ........... 103,184 7,620,138
Kellanova ................. 61,842 4,991,268
L'Oreal SA ................ 5,288 2,371,863
Procter & Gamble Co. (The) ... 50,977 8,829,217
50,857,857
Financials 18.1%
Admiral Group plc ........... 202,151 7,535,179
Allianz SE ................. 7,814 2,570,174
American Express Co. ....... 11,351 3,078,391
Aviva plc .................. 372,839 2,414,790
AXA SA ................... 66,126 2,545,644
Canadian Imperial Bank of
Commerce ............... 126,868 7,782,150
Citigroup, Inc. .............. 138,834 8,691,008
DNB Bank ASA ............. 366,096 7,507,550
Hang Seng Bank Ltd. ........ 612,200 7,617,098
JPMorgan Chase & Co. ....... 67,037 14,135,422
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
M&G plc .................. 2,690,596 $ 7,463,325
National Bank of Canada ..... 80,026 7,558,521
Progressive Corp. (The) ...... 34,830 8,838,461
Royal Bank of Canada ....... 24,655 3,077,204
S&P Global, Inc. ............ 5,947 3,072,339
Standard Chartered plc ....... 721,338 7,650,495
Sun Life Financial, Inc. ....... 132,664 7,695,287
Toronto-Dominion Bank (The) .. 40,415 2,555,578
UniCredit SpA .............. 60,103 2,638,620
b
Visa, Inc. , A ................ 29,813 8,197,084
Westpac Banking Corp. ....... 359,895 7,864,611
Willis Towers Watson plc ...... 26,064 7,676,630
138,165,561
Health Care 14.3%
AstraZeneca plc ............ 57,005 8,880,606
a
Biogen, Inc. ............... 38,810 7,522,930
Bristol-Myers Squibb Co. ...... 164,798 8,526,649
Cardinal Health, Inc. ......... 68,166 7,533,706
Elevance Health, Inc. ........ 16,226 8,437,520
Eli Lilly & Co. .............. 15,443 13,681,571
Gilead Sciences, Inc. ........ 99,887 8,374,526
GSK plc .................. 110,315 2,246,126
a
Illumina, Inc. ............... 57,723 7,527,657
Johnson & Johnson ......... 71,955 11,661,027
Merck & Co., Inc. ........... 46,029 5,227,053
Novo Nordisk A/S , B ......... 59,200 7,021,802
Stryker Corp. .............. 6,622 2,392,264
a
Vertex Pharmaceuticals, Inc. ... 5,302 2,465,854
Zoetis, Inc. , A .............. 42,179 8,240,933
109,740,224
Industrials 8.1%
Booz Allen Hamilton Holding
Corp. , A ................. 47,315 7,700,989
Cummins, Inc. .............. 23,921 7,745,381
Metso OYJ ................ 668,180 7,144,463
Otis Worldwide Corp. ........ 77,292 8,033,730
Schneider Electric SE ........ 32,722 8,625,779
Stantec, Inc. ............... 93,394 7,510,467
Veralto Corp. ............... 67,939 7,599,657
Wolters Kluwer NV .......... 43,808 7,389,172
61,749,638
c
Information Technology 26.4%
Accenture plc , A ............ 28,376 10,030,348
Apple, Inc. ................ 155,956 36,337,748
a
Atlassian Corp. , A ........... 31,986 5,079,697
a
Autodesk, Inc. .............. 29,062 8,006,000
Broadcom, Inc. ............. 89,400 15,421,500
CDW Corp. ................ 33,653 7,615,674
Cisco Systems, Inc. ......... 183,179 9,748,786
Halma plc ................. 217,640 7,609,887
Intuit, Inc. ................. 14,373 8,925,633
Microsoft Corp. ............. 76,516 32,924,835
NVIDIA Corp. .............. 297,454 36,122,814
Salesforce, Inc. ............. 18,014 4,930,612

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
SAP SE .................. 19,535 $ 4,468,292
a
ServiceNow, Inc. ............ 3,802 3,400,471
Texas Instruments, Inc. ....... 15,536 3,209,271
a
Xero Ltd. .................. 73,687 7,616,725
201,448,293
Materials 3.1%
BlueScope Steel Ltd. ......... 486,725 7,429,820
Fortescue Ltd. .............. 638,178 9,001,233
Yara International ASA ....... 229,934 7,264,377
23,695,430
Utilities 1.0%
Edison International ......... 87,683 7,636,312
Total Common Stocks
(Cost $ 566,440,586 ) ..............
759,461,068
d
Money Market 0.0%
e,f
JPMorgan Prime Money Market
Fund , 5.080% ............ 270,847 270,847
(Cost $270,847)
a
Total Investments 99 .4%
(Cost $ 566,711,433 ) .............
$759,731,915
Other Assets, less Liabilities 0 .6% .
4,449,036
Net Assets 100.0% ...............
$764,180,951
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $7,547,268.
c
Broad industry sectors used for financial reporting.
d
Rounds to less than 0.05%.
e
Rate shown represents annualized 7-day yield as of September 30,
2024.
f
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Australia ....................
$ 24,338,199
3.2%
Brazil ......................
7,264,377
0.9%
Canada .....................
36,179,206
4.7%
Denmark ....................
7,021,802
0.9%
Finland .....................
7,144,463
0.9%
France .....................
30,434,006
3.9%
Germany ...................
12,611,899
1.6%
Hong Kong ..................
7,617,097
1.0%
Ireland .....................
10,030,348
1.3%
Italy .......................
2,638,620
0.4%
Netherlands .................
7,389,172
1.0%
New Zealand ................
12,275,003
1.6%
Norway .....................
7,507,550
1.0%
Sweden ....................
2,583,202
0.4%
United Kingdom ..............
54,110,930
7.1%
United States ................
530,315,194
69.5%
Money Market ................
270,847
0.0%
*
Other assets and liabilities (net)
4,449,036
0.6%
Total $764,180,951 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments (Unaudited), September 30, 2024
Impax International Sustainable Economy Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.5%
Australia 5.4%
ANZ Group Holdings Ltd. ....... 724,720 $ 15,230,661
Aristocrat Leisure Ltd. .......... 370,074 14,941,558
Coles Group Ltd. .............. 421,985 5,260,679
Goodman Group , REIT ......... 142,672 3,639,423
QBE Insurance Group Ltd. ...... 1,302,084 14,867,897
REA Group Ltd. ............... 47,995 6,641,616
Suncorp Group Ltd. ............ 360,830 4,505,781
Transurban Group ............. 857,438 7,747,025
72,834,640
Austria 1.2%
Mondi plc ................... 172,280 3,286,329
Verbund AG ................. 160,830 13,306,746
16,593,075
Belgium 0.9%
Ageas SA/NV ................ 51,357 2,740,364
KBC Group NV ............... 126,103 10,032,506
12,772,870
China 0.6%
Prosus NV .................. 202,993 8,871,255
Denmark 3.5%
AP Moller - Maersk A/S , A ....... 3,034 4,917,224
Novo Nordisk A/S , B ........... 283,987 33,684,130
a
Orsted A/S , Reg S ............. 47,804 3,166,174
ROCKWOOL A/S , B ........... 5,527 2,594,683
a
Vestas Wind Systems A/S ....... 138,574 3,049,140
47,411,351
Finland 2.4%
Nokia OYJ .................. 4,332,007 18,914,288
Orion OYJ , B ................ 47,030 2,576,957
Wartsila OYJ Abp ............. 455,229 10,186,519
31,677,764
France 9.0%
AXA SA ..................... 244,454 9,410,714
BNP Paribas SA .............. 356,363 24,454,238
Carrefour SA ................. 1,054,932 17,988,123
Cie Generale des Etablissements
Michelin SCA ............... 122,737 4,984,754
Credit Agricole SA ............. 944,207 14,439,651
Danone SA .................. 85,685 6,241,252
Dassault Systemes SE ......... 443,081 17,599,529
Hermes International SCA ....... 2,187 5,385,174
L'Oreal SA .................. 27,314 12,251,337
LVMH Moet Hennessy Louis Vuitton
SE ....................... 10,949 8,396,527
121,151,299
Germany 6.7%
Beiersdorf AG ................ 34,050 5,125,201
Commerzbank AG ............. 632,658 11,669,031
Deutsche Boerse AG ........... 15,036 3,529,983
Heidelberg Materials AG ........ 117,388 12,788,236
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Germany (continued)
Henkel AG & Co. KGaA ......... 61,660 $ 5,241,859
Knorr-Bremse AG ............. 65,498 5,836,189
Merck KGaA ................. 124,056 21,899,712
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 30,615 16,870,226
Puma SE ................... 117,876 4,929,109
87,889,546
Hong Kong 2.7%
AIA Group Ltd. ............... 2,416,600 21,103,824
Hang Seng Bank Ltd. .......... 733,900 9,131,310
MTR Corp. Ltd. ............... 1,405,999 5,255,887
35,491,021
Ireland 0.8%
Kingspan Group plc ........... 121,649 11,409,363
Italy 2.5%
Generali .................... 687,655 19,902,585
Intesa Sanpaolo SpA ........... 1,675,363 7,171,726
Moncler SpA ................. 56,652 3,601,746
Poste Italiane SpA , Reg S ....... 196,630 2,761,303
33,437,360
Japan 21.6%
Aeon Co. Ltd. ................ 205,900 5,592,307
Concordia Financial Group Ltd. ... 888,800 4,961,248
Dai Nippon Printing Co. Ltd. ..... 272,600 4,867,344
Daifuku Co. Ltd. .............. 186,400 3,608,296
Daiichi Sankyo Co. Ltd. ......... 116,900 3,861,483
Daiwa House Industry Co. Ltd. ... 93,200 2,933,561
FANUC Corp. ................ 303,900 8,925,668
FUJIFILM Holdings Corp. ....... 209,600 5,425,900
Fujitsu Ltd. .................. 1,023,500 21,042,571
Hitachi Ltd. .................. 916,800 24,311,096
Hoya Corp. .................. 27,900 3,864,249
Kao Corp. ................... 54,400 2,688,808
KDDI Corp. .................. 695,900 22,294,900
MatsukiyoCocokara & Co. ....... 284,300 4,683,940
Mitsubishi Chemical Group Corp. . 437,500 2,814,189
Mitsubishi Estate Co. Ltd. ....... 207,600 3,278,895
Mitsui Fudosan Co. Ltd. ........ 546,800 5,152,417
Mizuho Financial Group, Inc. ..... 183,500 3,793,098
NEC Corp. .................. 150,400 14,523,582
Nomura Holdings, Inc. .......... 488,400 2,548,952
Nomura Research Institute Ltd. ... 124,000 4,601,849
Oriental Land Co. Ltd. .......... 335,300 8,673,337
ORIX Corp. .................. 562,000 13,150,156
Panasonic Holdings Corp. ....... 295,500 2,595,896
Recruit Holdings Co. Ltd. ....... 104,300 6,336,476
Renesas Electronics Corp. ...... 196,200 2,847,386
Secom Co. Ltd. ............... 79,000 2,922,136
Sekisui Chemical Co. Ltd. ....... 249,400 3,899,554
Seven & i Holdings Co. Ltd. ...... 174,500 2,627,561
Shiseido Co. Ltd. ............. 182,700 4,968,839
SoftBank Corp. ............... 13,802,000 18,019,761
Sompo Holdings, Inc. .......... 182,400 4,111,443

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
Sumitomo Mitsui Financial Group,
Inc. ...................... 192,300 $ 4,108,802
Sumitomo Mitsui Trust Holdings,
Inc. ...................... 213,500 5,110,109
T&D Holdings, Inc. ............ 290,700 5,125,274
Tokio Marine Holdings, Inc. ...... 137,900 5,084,986
Tokyo Electron Ltd. ............ 101,900 18,172,410
TOTO Ltd. .................. 121,600 4,523,213
Unicharm Corp. ............... 182,400 6,571,107
Yamaha Motor Co. Ltd. ......... 837,300 7,540,814
Yokogawa Electric Corp. ........ 120,000 3,074,983
285,238,596
Netherlands 4.1%
ASML Holding NV ............. 34,983 29,100,980
ING Groep NV ............... 221,054 4,010,588
Koninklijke Ahold Delhaize NV .... 361,702 12,493,565
Universal Music Group NV ...... 241,357 6,314,194
Wolters Kluwer NV ............ 14,991 2,528,558
54,447,885
New Zealand 1.0%
Spark New Zealand Ltd. ........ 2,314,607 4,455,524
a
Xero Ltd. .................... 95,120 9,832,167
14,287,691
Norway 0.5%
Norsk Hydro ASA ............. 599,692 3,874,016
Telenor ASA ................. 251,372 3,215,709
7,089,725
Portugal 0.2%
Jeronimo Martins SGPS SA ..... 131,795 2,587,922
Singapore 1.4%
CapitaLand Integrated Commercial
Trust , REIT ................ 1,601,700 2,632,686
Singapore Exchange Ltd. ....... 338,700 3,001,135
United Overseas Bank Ltd. ...... 542,500 13,541,869
19,175,690
Spain 1.8%
Iberdrola SA ................. 1,521,024 23,513,729
Sweden 3.4%
Alfa Laval AB ................ 73,361 3,526,902
Assa Abloy AB , B ............. 239,914 8,082,681
Atlas Copco AB , A ............. 684,860 13,272,869
Atlas Copco AB , B ............. 498,810 8,558,510
Epiroc AB , B ................. 321,347 6,093,635
Nibe Industrier AB , B ........... 741,838 4,065,771
Telia Co. AB ................. 775,041 2,506,176
46,106,544
Switzerland 8.6%
ABB Ltd. .................... 400,109 23,212,577
DSM-Firmenich AG ............ 24,230 3,343,917
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Switzerland (continued)
Givaudan SA ................. 774 $ 4,246,587
Kuehne + Nagel International AG . 20,301 5,546,612
Lonza Group AG .............. 13,110 8,319,392
Novartis AG ................. 297,122 34,211,335
Sika AG .................... 34,865 11,556,545
Sonova Holding AG ............ 46,911 16,897,130
Swisscom AG ................ 9,703 6,341,002
113,675,097
United Kingdom 15.0%
3i Group plc ................. 173,002 7,663,729
Associated British Foods plc ..... 133,355 4,167,702
AstraZeneca plc .............. 223,616 34,836,341
Auto Trader Group plc , Reg S .... 267,903 3,114,422
BT Group plc ................ 5,774,442 11,445,348
HSBC Holdings plc ............ 3,258,908 29,235,742
Informa plc .................. 238,658 2,624,647
J Sainsbury plc ............... 1,637,389 6,479,714
Kingfisher plc ................ 608,013 2,624,030
Lloyds Banking Group plc ....... 28,219,934 22,189,133
National Grid plc .............. 930,191 12,858,038
Reckitt Benckiser Group plc ..... 142,835 8,739,243
RELX plc ................... 496,791 23,456,644
Sage Group plc (The) .......... 233,379 3,205,749
Spirax Group plc .............. 34,090 3,436,441
Tesco plc ................... 2,355,992 11,311,846
Unilever plc .................. 39,897 2,586,654
Vodafone Group plc ........... 7,422,901 7,439,213
197,414,636
United States 5.2%
CSL Ltd. .................... 123,490 24,393,419
Schneider Electric SE .......... 111,109 29,289,213
Swiss Re AG ................. 120,332 16,651,481
70,334,113
Total Common Stocks
(Cost $ 1,029,464,303 ) .............
1,313,411,172
b
Preferred Stocks 0.0%
b
Germany 0.0%
Sartorius AG , 0.290% .......... 2,473 695,357
(Cost $679,473)
Total Long Term Investments
(Cost $ 1,030,143,776 ) .............
1,314,106,529
a

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Money Market 0.6%
c,d
JPMorgan Prime Money Market
Fund , 5.080% .............. 7,708,624 $ 7,708,624
(Cost $7,708,624)
a
Total Investments 99 .1%
(Cost $ 1,037,852,400 ) .............
$1,321,815,153
Other Assets, less Liabilities 0 .9% ..
11,807,994
Net Assets 100.0% ................
$1,333,623,147
a
Non-income producing security.
b
Rounds to less than 0.05%.
c
Rate shown represents annualized 7-day yield as of September 30,
2024.
d
Institutional Class shares.
REIT Real Estate Investment Trust
Summary Of Investments By Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 94,412,512
7.1%
Consumer Discretionary ........
76,443,754
5.7%
Consumer Staples ............
127,607,659
9.6%
Financials ...................
332,109,545
24.9%
Health Care .................
185,239,505
13.8%
Industrials ...................
237,560,672
17.8%
Information Technology .........
148,341,394
11.1%
Materials ....................
41,909,819
3.2%
Real Estate ..................
17,636,982
1.3%
Utilities .....................
52,844,687
4.0%
Money Market ................
7,708,624
0.6%
Other assets and liabilities (net)
11,807,994
0.9%
Total $1,333,623,147 100.0%

Schedule of Investments (Unaudited), September 30, 2024
Impax Core Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
BONDS: 99.2%
a
Community Investment Notes 0.0%
a
Financials 0.0%
b ,c
CEI Investments LLC , 4.000%,
10/31/24 ................ 310,612 $ 310,612
c
Envest Microfinance Cooperative ,
b
5.460%, 10/24/24 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 246,077
706,689
Total Community Investment Notes
(Cost $ 710,612 ) .................
706,689
Corporate Bonds 29 .4%
Communication Services 3.3%
AT&T, Inc. ,
d
5.400%, 2/15/34 .......... 2,250,000 2,361,773
4.350%, 6/15/45 .......... 3,250,000 2,872,621
4.750%, 5/15/46 .......... 775,000 725,654
3.500%, 9/15/53 .......... 1,000,000 735,265
Charter Communications
Operating LLC / Charter
Communications Operating
Capital Corp. ,
6.384%, 10/23/35 ......... 1,750,000 1,787,652
6.484%, 10/23/45 ......... 750,000 723,927
e
Cogent Communications Group
LLC , 144A, 7.000%, 6/15/27 . 370,000 376,824
Comcast Corp. ,
4.600%, 10/15/38 ......... 2,750,000 2,674,338
5.350%, 5/15/53 .......... 800,000 818,859
e
Netflix, Inc. , 144A, 5.375%,
11/15/29 ................ 2,250,000 2,368,129
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 2,000,000 2,483,011
T-Mobile USA, Inc. , 4.375%,
4/15/40 ................. 3,500,000 3,229,196
Verizon Communications, Inc. ,
2.550%, 3/21/31 .......... 2,000,000 1,786,502
4.812%, 3/15/39 .......... 3,500,000 3,447,731
2.650%, 11/20/40 ......... 600,000 442,360
3.400%, 3/22/41 .......... 600,000 490,306
3.550%, 3/22/51 .......... 500,000 387,490
Walt Disney Co. (The) , 4.750%,
9/15/44 ................. 2,000,000 1,927,985
29,639,623
Consumer Discretionary 1.1%
e
1011778 BC ULC / New Red
Finance, Inc. , 144A, 6.125%,
6/15/29 ................. 1,000,000 1,029,704
Amazon.com, Inc. ,
2.875%, 5/12/41 .......... 800,000 637,295
2.500%, 6/03/50 .......... 1,000,000 661,466
American University (The) , 2019 ,
3.672%, 4/01/49 ........... 1,000,000 830,885
Aptiv plc / Aptiv Global Financing
DAC , 5.150%, 9/13/34 ...... 800,000 788,011
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
e
Expedia Group, Inc. , 144A,
6.250%, 5/01/25 ........... 1,000,000 $ 1,002,673
Lowe's Cos., Inc. ,
4.800%, 4/01/26 .......... 1,250,000 1,260,493
5.000%, 4/15/33 .......... 1,000,000 1,031,689
2.800%, 9/15/41 .......... 750,000 551,040
5.750%, 7/01/53 .......... 750,000 792,263
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 528,157
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 511,194
9,624,870
Consumer Staples 1.8%
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 4.625%, 1/15/27 ..... 1,000,000 975,397
144A, 6.500%, 2/15/28 ..... 1,000,000 1,020,391
e
Bacardi Ltd. / Bacardi-Martini BV ,
144A, 5.250%, 1/15/29 ...... 1,500,000 1,539,585
Campbell Soup Co. , 5.250%,
10/13/54 ................ 500,000 497,435
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,256,911
Conagra Brands, Inc. , 5.300%,
11/01/38 ................ 2,250,000 2,260,016
e
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ........... 1,000,000 1,010,499
Haleon US Capital LLC , 3.625%,
3/24/32 ................. 2,750,000 2,587,563
Kraft Heinz Foods Co. , 5.000%,
6/04/42 ................. 2,000,000 1,954,012
Kroger Co. (The) , 5.500%,
9/15/54 ................. 2,000,000 2,014,274
e
Post Holdings, Inc. , 144A,
6.250%, 2/15/32 ........... 1,000,000 1,030,958
16,147,041
Financials 8.6%
ACE Capital Trust II , 9.700%,
4/01/30 ................. 500,000 611,253
Aflac, Inc. ,
1.125%, 3/15/26 .......... 1,500,000 1,435,503
3.600%, 4/01/30 .......... 1,000,000 967,376
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 796,480
3.150%, 6/15/31 .......... 1,000,000 906,050
Bank of America Corp. ,
2.572% to 10/19/31, FRN
thereafter , 10/20/32 ........ 3,750,000 3,289,168
5.872% to 9/14/33, FRN
thereafter , 9/15/34 ......... 1,000,000 1,079,327
5.468% to 1/22/34, FRN
thereafter , 1/23/35 ......... 1,000,000 1,051,988
4.083% to 3/19/50, FRN
thereafter , 3/20/51 ......... 1,000,000 869,634

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Bank of Montreal , 4.64% to
9/09/29, FRN thereafter , 9/10/30 2,000,000 $ 2,022,066
Bank of New York Mellon Corp.
(The) ,
6.317% to 10/24/28, FRN
thereafter , 10/25/29 ........ 1,000,000 1,076,041
5.834% to 10/24/32, FRN
thereafter , 10/25/33 ........ 1,000,000 1,083,514
Block, Inc. ,
3.500%, 6/01/31 .......... 1,000,000 912,770
e
144A, 6.500%, 5/15/32 ..... 1,000,000 1,042,568
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 938,445
c
Calvert Impact Capital, Inc. ,
3.000%, 3/14/25 ........... 1,000,000 1,000,000
Chubb INA Holdings LLC ,
5.000%, 3/15/34 .......... 1,500,000 1,558,268
2.850%, 12/15/51 ......... 250,000 174,871
Citigroup, Inc. ,
2.572% to 6/02/30, FRN
thereafter , 6/03/31 ......... 2,000,000 1,800,422
3.057% to 1/24/32, FRN
thereafter , 1/25/33 ......... 1,500,000 1,340,445
d
Citizens Financial Group, Inc. ,
5.841% to 1/22/29, FRN
thereafter , 1/23/30 ......... 1,500,000 1,560,882
Fiserv, Inc. , 5.150%, 8/12/34 ...
2,850,000 2,923,958
Goldman Sachs Group, Inc. (The) ,
0.855% to 2/11/25, FRN
thereafter , 2/12/26 ......... 500,000 492,055
5.851% to 4/24/34, FRN
thereafter , 4/25/35 ......... 1,000,000 1,074,916
5.33% to 7/22/34, FRN
thereafter , 7/23/35 ......... 1,000,000 1,036,278
3.21% to 4/21/41, FRN
thereafter , 4/22/42 ......... 750,000 598,414
e
HA Sustainable Infrastructure
Capital, Inc. , 144A, 6.375%,
7/01/34 ................. 1,000,000 1,024,103
e
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 2,000,000 2,121,264
ING Groep NV , 3.869% to
3/27/25, FRN thereafter , 3/28/26 1,500,000 1,492,818
John Deere Capital Corp. ,
2.000%, 6/17/31 ........... 1,250,000 1,093,107
JPMorgan Chase & Co. ,
2.947% to 2/23/27, FRN
thereafter , 2/24/28 ......... 1,000,000 970,008
5.581% to 4/21/29, FRN
thereafter , 4/22/30 ......... 1,000,000 1,049,814
5.336% to 1/22/34, FRN
thereafter , 1/23/35 ......... 1,000,000 1,045,633
5.766% to 4/21/34, FRN
thereafter , 4/22/35 ......... 1,000,000 1,078,016
5.294% to 7/21/34, FRN
thereafter , 7/22/35 ......... 2,000,000 2,086,665
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
JPMorgan Chase & Co.,
(continued)
3.964% to 11/14/47, FRN
thereafter , 11/15/48 ........ 1,000,000 $ 864,251
M&T Bank Corp. , 7.413% to
10/29/28, FRN thereafter ,
10/30/29 ................ 1,000,000 1,095,604
MetLife, Inc. ,
4.875%, 11/13/43 ......... 1,000,000 983,817
5.250%, 1/15/54 .......... 1,000,000 1,031,173
e
Metropolitan Life Global Funding
I , Secured Note , 144A, 0.950%,
7/02/25 ................. 1,000,000 975,127
Morgan Stanley ,
5.652% to 4/12/27, FRN
thereafter , 4/13/28 ......... 2,000,000 2,064,997
5.831% to 4/18/34, FRN
thereafter , 4/19/35 ......... 1,000,000 1,074,542
4.457% to 4/21/38, FRN
thereafter , 4/22/39 ......... 1,000,000 959,041
6.375%, 7/24/42 .......... 1,000,000 1,181,811
Morgan Stanley Bank NA , 4.968%
to 7/13/27, FRN thereafter ,
7/14/28 ................. 1,000,000 1,020,508
Nasdaq, Inc. ,
5.350%, 6/28/28 .......... 500,000 519,608
5.550%, 2/15/34 .......... 1,000,000 1,055,347
National Bank of Canada ,
5.600%, 12/18/28 .......... 2,000,000 2,091,490
NatWest Group plc , 4.964% to
8/14/29, FRN thereafter , 8/15/30 1,000,000 1,015,850
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 1,000,000 956,601
PNC Financial Services Group,
Inc. (The) , 6.615% to 10/19/26,
FRN thereafter , 10/20/27 .... 2,000,000 2,090,403
Principal Financial Group, Inc. ,
5.375%, 3/15/33 .......... 2,000,000 2,088,589
5.500%, 3/15/53 .......... 1,000,000 1,032,910
Progressive Corp. (The) , 3.200%,
3/26/30 ................. 1,500,000 1,429,377
Prudential Financial, Inc. ,
1.500%, 3/10/26 .......... 250,000 241,233
5.800%, 11/16/41 ......... 1,000,000 1,056,237
Toronto-Dominion Bank (The) ,
4.456%, 6/08/32 ........... 2,800,000 2,782,679
Travelers Cos., Inc. (The) ,
5.450%, 5/25/53 ........... 1,000,000 1,070,141
Truist Financial Corp. , 5.122% to
1/25/33, FRN thereafter , 1/26/34 2,000,000 2,022,675
Unum Group , 6.000%, 6/15/54 .
1,000,000 1,042,770
e
USAA Capital Corp. , 144A,
2.125%, 5/01/30 ........... 1,000,000 895,093
c ,e
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 .......... 1,000,000 1,063,487
77,309,481

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Health Care 3.0%
AbbVie, Inc. ,
4.800%, 3/15/29 .......... 1,000,000 $ 1,029,435
4.250%, 11/21/49 ......... 1,500,000 1,344,592
5.400%, 3/15/54 .......... 500,000 530,591
Agilent Technologies, Inc. ,
4.750%, 9/09/34 ........... 2,000,000 1,997,462
Amgen, Inc. ,
4.200%, 3/01/33 .......... 500,000 485,912
6.400%, 2/01/39 .......... 2,000,000 2,254,153
e
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 1,000,000 978,178
Becton Dickinson & Co. , 4.669%,
6/06/47 ................. 1,000,000 930,185
CVS Health Corp. ,
5.125%, 7/20/45 .......... 1,000,000 932,271
5.875%, 6/01/53 .......... 1,000,000 1,018,345
Elevance Health, Inc. ,
1.500%, 3/15/26 .......... 500,000 481,196
2.250%, 5/15/30 .......... 1,000,000 895,890
5.650%, 6/15/54 .......... 1,500,000 1,584,121
HCA, Inc. ,
5.450%, 4/01/31 .......... 1,500,000 1,563,355
7.500%, 11/06/33 ......... 1,000,000 1,158,263
e
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 ................ 1,000,000 967,688
Kaiser Foundation Hospitals ,
2021 , 2.810%, 6/01/41 ...... 1,000,000 771,586
Laboratory Corp. of America
Holdings ,
1.550%, 6/01/26 .......... 1,000,000 955,335
4.350%, 4/01/30 .......... 500,000 495,823
Merck & Co., Inc. , 2.350%,
6/24/40 ................. 1,000,000 733,575
Novant Health, Inc. , 2.637%,
11/01/36 ................ 1,500,000 1,213,462
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 .......... 1,000,000 920,470
UnitedHealth Group, Inc. ,
5.500%, 7/15/44 .......... 500,000 529,462
5.625%, 7/15/54 .......... 1,500,000 1,610,393
Zoetis, Inc. ,
3.000%, 9/12/27 .......... 1,000,000 969,921
3.900%, 8/20/28 .......... 1,000,000 992,633
27,344,297
Industrials 3.0%
AGCO Corp. ,
5.450%, 3/21/27 .......... 500,000 510,485
5.800%, 3/21/34 .......... 2,000,000 2,092,304
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 550,717
Burlington Northern Santa Fe
LLC , 5.500%, 3/15/55 ...... 1,000,000 1,079,590
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 665,202
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
c
Capital Impact Partners ,
2.300%, 10/15/24 ......... 500,000 $ 499,378
6.000%, 3/15/25 .......... 500,000 500,993
Carrier Global Corp. , 3.377%,
4/05/40 ................. 1,000,000 826,601
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 1,000,000 1,025,358
CNH Industrial Capital LLC ,
5.500%, 1/12/29 ........... 1,000,000 1,044,389
Cummins, Inc. , 7.125%, 3/01/28
1,000,000 1,094,489
Doris Duke Charitable Foundation
(The) , 2020 , 2.345%, 7/01/50 . 1,000,000 637,178
e
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 1,000,000 1,028,308
Ford Foundation (The) , 2020 ,
2.415%, 6/01/50 ........... 750,000 496,085
d ,e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,000,000 1,029,599
c
Local Initiatives Support Corp. ,
1.000%, 11/15/25 .......... 1,000,000 951,803
Nature Conservancy (The) ,
A , 1.861%, 7/01/33 ........ 266,000 207,186
A , 3.957%, 3/01/52 ........ 750,000 652,232
Norfolk Southern Corp. ,
2.300%, 5/15/31 .......... 1,500,000 1,329,655
5.350%, 8/01/54 .......... 1,000,000 1,028,790
nVent Finance SARL , 2.750%,
11/15/31 ................ 2,000,000 1,743,593
Pentair Finance SARL , 5.900%,
7/15/32 ................. 1,705,000 1,827,246
Republic Services, Inc. , 3.050%,
3/01/50 ................. 1,500,000 1,082,663
Rockwell Automation, Inc. ,
1.750%, 8/15/31 ........... 1,000,000 849,051
c
Tesla Energy Operations, Inc. ,
4.700%, 5/29/25 ........... 2,000,000 1,953,418
Union Pacific Corp. ,
3.200%, 5/20/41 .......... 1,000,000 810,778
4.950%, 5/15/53 .......... 1,000,000 1,003,818
e
WK Kellogg Foundation Trust ,
144A, 2.443%, 10/01/50 ..... 1,000,000 652,381
Xylem, Inc. , 4.375%, 11/01/46 ..
283,000 255,295
27,428,585
Information Technology 1.8%
e
Broadcom, Inc. , 144A, 3.500%,
2/15/41 ................. 2,500,000 2,057,345
e
Ciena Corp. , 144A, 4.000%,
1/31/30 ................. 1,000,000 946,359
Cisco Systems, Inc. ,
4.950%, 2/26/31 .......... 500,000 522,785
5.900%, 2/15/39 .......... 2,000,000 2,254,629
Hewlett Packard Enterprise Co. ,
6.200%, 10/15/35 ......... 1,250,000 1,365,685
6.350%, 10/15/45 ......... 1,000,000 1,098,719
e
Insight Enterprises, Inc. , 144A,
6.625%, 5/15/32 ........... 1,000,000 1,044,654

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Information Technology (continued)
Kyndryl Holdings, Inc. , 2.700%,
10/15/28 ................ 2,000,000 $ 1,853,738
NXP BV / NXP Funding LLC /
NXP USA, Inc. ,
5.000%, 1/15/33 .......... 767,000 776,417
3.250%, 5/11/41 .......... 1,538,000 1,201,028
QUALCOMM, Inc. , 6.000%,
5/20/53 ................. 1,000,000 1,134,094
Vontier Corp. , 2.950%, 4/01/31 .
2,250,000 1,959,486
16,214,939
Materials 0.4%
Ball Corp. , 6.875%, 3/15/28 ....
1,000,000 1,036,427
e
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 . 1,000,000 937,351
e
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 1,000,000 1,033,771
Steel Dynamics, Inc. , 3.250%,
10/15/50 ................ 750,000 528,212
3,535,761
Real Estate 2.3%
Alexandria Real Estate Equities,
Inc. , 5.250%, 5/15/36 ....... 2,000,000 2,035,346
American Tower Corp. , 5.900%,
11/15/33 ................ 3,250,000 3,494,854
Brixmor Operating Partnership LP ,
3.900%, 3/15/27 ........... 1,500,000 1,477,508
Century Housing Corp. ,
6.100%, 10/15/24 ......... 500,000 500,129
4.500%, 2/15/26 .......... 1,000,000 985,208
Equinix, Inc. , 2.500%, 5/15/31 ..
2,000,000 1,767,611
Kimco Realty OP LLC ,
4.600%, 2/01/33 .......... 2,750,000 2,730,135
4.850%, 3/01/35 .......... 500,000 496,763
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.750%, 7/15/34 ........... 1,000,000 1,045,039
Prologis LP , 5.125%, 1/15/34 ...
3,000,000 3,104,061
Welltower OP LLC , 6.500%,
3/15/41 ................. 3,049,000 3,466,784
21,103,438
Utilities 4.1%
AES Corp. (The) ,
5.450%, 6/01/28 .......... 1,000,000 1,029,867
2.450%, 1/15/31 .......... 1,000,000 866,470
American Water Capital Corp. ,
2.800%, 5/01/30 ........... 3,000,000 2,785,245
Avangrid, Inc. , 3.200%, 4/15/25 .
1,000,000 989,959
e
Clearway Energy Operating LLC ,
144A, 3.750%, 2/15/31 ...... 2,000,000 1,833,200
Consolidated Edison Co. of New
York, Inc. , 20A , 3.350%, 4/01/30 1,000,000 962,872
DTE Electric Co. ,
3.950%, 3/01/49 .......... 1,000,000 847,809
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
DTE Electric Co., (continued)
A , 1.900%, 4/01/28 ........ 1,500,000 $ 1,395,046
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 1,091,812
Georgia Power Co. , A , 3.250%,
3/15/51 ................. 1,000,000 739,237
MidAmerican Energy Co. ,
3.100%, 5/01/27 .......... 1,000,000 978,942
3.650%, 4/15/29 .......... 1,000,000 982,973
2.700%, 8/01/52 .......... 2,000,000 1,318,566
e
Niagara Mohawk Power Corp. ,
144A, 5.783%, 9/16/52 ...... 2,000,000 2,085,299
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 2,114,449
NSTAR Electric Co. , 3.250%,
5/15/29 ................. 3,000,000 2,885,560
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 1,000,000 968,178
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ... 750,000 565,429
PG&E Recovery Funding LLC ,
A-2 , 5.256%, 1/15/38 ...... 1,000,000 1,052,919
A-3 , 5.536%, 7/15/47 ...... 2,625,000 2,794,920
SCE Recovery Funding LLC ,
A-1 , 4.697%, 6/15/40 ...... 2,122,630 2,137,853
A-2 , 2.943%, 11/15/42 ...... 1,450,000 1,240,222
A-2 , 5.112%, 12/15/47 ...... 880,000 890,224
Southern Power Co. ,
4.150%, 12/01/25 ......... 1,000,000 994,944
0.900%, 1/15/26 .......... 500,000 478,491
Southwestern Public Service Co. ,
8 , 3.150%, 5/01/50 ......... 1,500,000 1,049,751
Union Electric Co. , 5.125%,
3/15/55 ................. 1,500,000 1,504,411
36,584,648
Total Corporate Bonds
(Cost $ 266,797,647 ) ..............
264,932,683
Foreign Government and Agency Securities 1.8%
e
BNG Bank NV , 144A, 0.500%,
11/24/25 ................ 250,000 240,136
e
Caisse d'Amortissement de la
Dette Sociale , 144A, 1.375%,
1/20/31 ................. 3,000,000 2,582,665
e
Kommunalbanken A/S ,
144A, 4.625%, 10/24/25 ..... 500,000 502,743
144A, 1.125%, 10/26/26 ..... 1,500,000 1,421,630
144A, 1.125%, 6/14/30 ...... 1,000,000 866,744
Kreditanstalt fuer Wiederaufbau ,
2.000%, 5/02/25 ........... 1,000,000 986,561
3.125%, 6/10/25 ........... 2,000,000 1,984,990
0.375%, 7/18/25 ........... 1,000,000 971,019
0.625%, 1/22/26 ........... 5,000,000 4,794,401
1.000%, 10/01/26 .......... 1,500,000 1,423,381

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Foreign Government and Agency Securities
(continued)
e
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 $ 855,878
Total Foreign Government and
Agency Securities
(Cost $ 17,386,124 ) ...............
16,630,148
U.S. Government and Agency Securities 22.7%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,838,496
2.500%, 4/14/36 ........... 3,000,000 2,496,332
FHLB , 0.520%, 2/12/26 .......
500,000 477,741
U.S. Treasury Bonds ,
d
4.125%, 8/15/44 ........... 35,000,000 34,732,031
Index Linked, 1.000%, 2/15/48 1,000,000 1,049,222
4.250%, 8/15/54 ........... 30,000,000 30,637,500
U.S. Treasury Notes ,
4.375%, 7/15/27 ........... 69,000,000 70,452,774
4.000%, 7/31/29 ........... 44,000,000 44,843,906
4.250%, 6/30/31 ........... 11,000,000 11,389,941
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 1,142,857 1,119,803
FRN, 5.000%, ( 3-month U.S.
Treasury Bill Rate ), 9/15/26 .. 666,667 666,667
1.650%, 4/15/28 ........... 500,000 468,151
FRN, 5.000%, ( 3-month U.S.
Treasury Bill Rate ), 3/15/30 .. 1,571,429 1,571,429
1.440%, 4/15/28 ........... 1,000,000 930,817
3.130%, 4/15/28 ........... 1,000,000 974,957
Total U.S. Government and Agency
Securities
(Cost $ 203,752,395 ) ..............
204,649,767
Asset-Backed Securities 4.6%
a
Consumer Staples 0.0%
CVS Pass-Through Trust ,
6.036%, 12/10/28 . ......... 299,502 304,677
Financials 4.5%
e
College Ave Student Loans LLC ,
2021-B , A2 , 144A, 1.760%,
6/25/52 ................. 291,221 261,382
2024-B , A1A , 144A, 5.690%,
8/25/54 ................. 1,715,817 1,762,200
e
FHF Issuer Trust , 2024-1A , A2 ,
144A, 5.690%, 2/15/30 . ..... 817,464 828,641
e
Foundation Finance Trust ,
2023-1A , A , 144A, 5.670%,
12/15/43 ................ 1,691,464 1,729,547
2023-2A , A , 144A, 6.530%,
6/15/49 ................. 621,628 640,747
e
Frontier Issuer LLC ,
2023-1 , A2 , 144A, 6.600%,
8/20/53 ................. 1,000,000 1,028,716
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
e
Frontier Issuer LLC, (continued)
2023-1 , B , 144A, 8.300%,
8/20/53 ................. 1,750,000 $ 1,832,003
2024-1 , A2 , 144A, 6.190%,
6/20/54 ................. 1,750,000 1,826,122
e
HPEFS Equipment Trust , 2024-
1A , D , 144A, 5.820%, 11/20/31 . 1,500,000 1,537,439
e
Loanpal Solar Loan Ltd. ,
2021-1GS , A , 144A, 2.290%,
1/20/48 ................. 754,468 622,434
2021-2GS , A , 144A, 2.220%,
3/20/48 ................. 492,652 393,397
e
Mill City Solar Loan Ltd. ,
2019-1A , A , 144A, 4.340%,
3/20/43 ................. 392,166 371,827
2019-2GS , A , 144A, 3.690%,
7/20/43 ................. 428,385 392,665
e
Mosaic Solar Loan Trust ,
2017-1A , A , 144A, 4.450%,
6/20/42 ................. 303,805 297,750
2017-2A , A , 144A, 3.820%,
6/22/43 ................. 386,658 367,553
2018-1A , A , 144A, 4.010%,
6/22/43 ................. 1,027,256 977,297
2019-1A , A , 144A, 4.370%,
12/21/43 ................ 458,193 437,677
2019-2A , A , 144A, 2.880%,
9/20/40 ................. 327,816 296,554
2020-1A , A , 144A, 2.100%,
4/20/46 ................. 341,382 304,648
2020-2A , A , 144A, 1.440%,
8/20/46 ................. 712,858 611,348
2020-2A , C , 144A, 3.000%,
8/20/46 ................. 518,927 480,184
2021-1A , A , 144A, 1.510%,
12/20/46 ................ 669,864 563,461
2021-2A , B , 144A, 2.090%,
4/22/47 ................. 626,532 470,440
2022-3A , A , 144A, 6.100%,
6/20/53 ................. 1,955,021 2,002,144
e
OneMain Financial Issuance
Trust , 2024-1A , A , 144A,
5.790%, 5/14/41 . .......... 1,250,000 1,326,245
e
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 1,015,353 795,187
SBA Small Business Investment
Cos. ,
2023-10A , 1 , 5.168%, 3/10/33 941,445 964,380
2023-10B , 1 , 5.688%, 9/10/33 1,058,920 1,096,169
2024-10A , 1 , 5.035%, 3/10/34 747,797 765,508
e
Service Experts Issuer LLC ,
2021-1A , A , 144A, 2.670%,
2/02/32 ................. 639,360 619,692
2024-1A , A , 144A, 6.390%,
11/20/35 ................ 1,403,919 1,449,529

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
e
SoFi Professional Loan Program
LLC ,
2017-D , BFX , 144A, 3.610%,
9/25/40 ................. 1,900,000 $ 1,792,459
2017-F , BFX , 144A, 3.620%,
1/25/41 ................. 1,800,000 1,696,161
2018-B , BFX , 144A, 3.830%,
8/25/47 ................. 500,000 474,622
e
Sunnova Helios II Issuer LLC ,
2019-AA , A , 144A, 3.750%,
6/20/46 ................. 1,342,184 1,226,881
2021-B , A , 144A, 1.620%,
7/20/48 ................. 1,958,728 1,731,897
e
Sunnova Sol Issuer LLC , 2020-
1A , A , 144A, 3.350%, 2/01/55 . 860,385 742,905
e
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 849,847 824,799
e
Sunrun Atlas Issuer LLC , 2019-2 ,
A , 144A, 3.610%, 2/01/55 . ... 855,016 801,460
e
Tesla Auto Lease Trust ,
2023-B , B , 144A, 6.570%,
8/20/27 ................. 1,400,000 1,431,888
2024-A , B , 144A, 5.550%,
5/22/28 ................. 750,000 759,901
e
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . ................ 1,215,851 1,121,498
e
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 864,293 827,018
40,484,375
a a a a a
Utilities 0.1%
e
Sunnova Helios IV Issuer LLC ,
2020-AA , A , 144A, 2.980%,
6/20/47 . ................. 666,188 597,293
e
Sunnova Helios V Issuer LLC ,
2021-A , A , 144A, 1.800%,
2/20/48 . ................. 379,716 291,440
888,733
a a a a a
Total Asset-Backed Securities
(Cost $ 43,223,028 ) ...............
41,677,785
Mortgage-Backed Securities 32.3%
Commercial Mortgage-Backed Securities 3.5%
FHLMC, Multi-class Certificates ,
2021-P009 , A1 , 1.132%,
1/25/31 ................. 1,372,376 1,252,719
2021-P011 , A1 , 1.204%, 9/25/31 410,116 373,756
2024-P016 , A2 , FRN, 4.759%,
9/25/33 ................. 2,000,000 2,017,135
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01 , A10 , 2.939%, 4/25/29 . 3,000,000 2,868,472
KG02 , A2 , 2.412%, 8/25/29 .. 2,000,000 1,866,495
KG04 , A2 , 1.487%, 11/25/30 . 2,000,000 1,730,368
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Commercial Mortgage-Backed Securities (continued)
FHLMC, Multi-family Structured
Pass-Through Certificates,
(continued)
KG07 , A2 , FRN, 3.123%,
8/25/32 ................. 1,750,000 $ 1,635,208
KSG1 , A2 , 1.503%, 9/25/30 .. 651,000 567,153
KSG4 , A2 , FRN, 3.400%,
8/25/32 ................. 2,000,000 1,903,542
FNMA, ACES ,
2017-M2 , A2 , FRN, 2.919%,
2/25/27 ................. 1,670,019 1,629,664
2018-M13 , A2 , FRN, 3.866%,
9/25/30 ................. 1,283,527 1,260,201
2018-M2 , A2 , FRN, 3.002%,
1/25/28 ................. 1,686,784 1,637,923
2018-M4 , A2 , FRN, 3.159%,
3/25/28 ................. 1,002,886 973,888
2018-M8 , A2 , FRN, 3.413%,
6/25/28 ................. 1,803,385 1,767,378
2019-M1 , A2 , FRN, 3.661%,
9/25/28 ................. 1,703,786 1,678,588
2019-M9 , A2 , 2.937%, 6/25/29 1,640,282 1,568,706
2021-M1S , A2 , FRN, 1.429%,
12/25/30 ................ 2,700,000 2,318,634
2023-M1S , A2 , FRN, 4.651%,
4/25/33 ................. 2,500,000 2,551,221
GNMA ,
2013-101 , AF , FRN, 2.829%,
9/16/50 ................. 468,147 456,786
2014-164 , AN , FRN, 3.110%,
3/16/55 ................. 478,733 438,810
e
SLG Office Trust , 2021-OVA , A ,
144A , 2.585%, 7/15/41 ...... 1,500,000 1,304,972
31,801,619
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.0%
FHLMC Gold Pool, 20 Year ,
3.000%, 3/01/35 ........... 2,327,733 2,234,035
FHLMC Pool, 15 Year , 4.000%,
7/01/37 ................. 1,440,082 1,441,706
FHLMC Pool, 30 Year , 4.500%,
3/01/49 ................. 2,506,277 2,500,350
FHLMC Pool, 30 Year , 3.000%,
12/01/49 ................ 1,511,691 1,381,891
FHLMC Pool, 30 Year , 2.500%,
7/01/50 ................. 3,448,726 3,009,088
FHLMC Pool, 30 Year , 2.000%,
2/01/51 ................. 2,255,830 1,899,371
FHLMC Pool, 30 Year , 2.500%,
4/01/51 ................. 2,418,938 2,090,400
FHLMC Pool, 30 Year , 4.000%,
8/01/51 ................. 2,949,903 2,852,782
FHLMC Pool, 30 Year , 3.000%,
4/01/52 ................. 4,365,710 3,931,169
FHLMC Pool, 30 Year , 4.000%,
8/01/52 ................. 2,367,167 2,284,302

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year , 4.500%,
8/01/52 ................. 1,746,712 $ 1,734,750
FHLMC Pool, 30 Year , 5.500%,
9/01/52 ................. 3,466,681 3,534,580
FHLMC Pool, 30 Year , 5.500%,
11/01/52 ................ 3,481,264 3,555,728
FHLMC Pool, 30 Year , 3.000%,
1/01/53 ................. 2,657,466 2,395,129
FHLMC Pool, 30 Year , 5.500%,
3/01/53 ................. 5,437,524 5,524,733
FHLMC Pool, 30 Year , 3.000%,
6/01/53 ................. 2,824,297 2,568,314
FHLMC Pool, 30 Year , 6.000%,
6/01/53 ................. 2,764,498 2,862,945
FHLMC Pool, 30 Year , 6.500%,
6/01/53 ................. 1,791,574 1,858,498
FHLMC Pool, 30 Year , 5.000%,
8/01/53 ................. 2,837,374 2,837,336
FHLMC Pool, 30 Year , 5.500%,
9/01/53 ................. 3,794,768 3,866,252
FHLMC Pool, 30 Year , 5.500%,
1/01/54 ................. 5,929,094 6,003,168
FHLMC Pool, 30 Year , 5.000%,
3/01/54 ................. 2,897,284 2,896,568
63,263,095
Federal National Mortgage Association (FNMA) Fixed Rate
16.5%
FNMA, 15 Year , 2.000%, 3/01/36 1,899,425 1,751,202
FNMA, 15 Year , 4.000%, 8/01/37 1,475,632 1,484,965
FNMA, 20 Year , 2.000%, 11/01/40 1,505,311 1,316,480
FNMA, 20 Year , 2.000%, 12/01/40 3,551,828 3,107,495
FNMA, 20 Year , 2.500%, 12/01/40 2,079,142 1,889,130
FNMA, 20 Year , 3.000%, 1/01/42 2,217,062 2,072,178
FNMA, 30 Year , 4.000%, 2/01/41 1,184,045 1,156,228
FNMA, 30 Year , 4.000%, 1/01/42 1,144,055 1,131,657
FNMA, 30 Year , 3.500%, 7/01/43 3,066,904 2,932,132
FNMA, 30 Year , 3.000%, 11/01/46 2,370,574 2,179,669
FNMA, 30 Year , 3.500%, 9/01/49 3,907,512 3,688,789
FNMA, 30 Year , 4.000%, 9/01/49 2,185,874 2,123,287
FNMA, 30 Year , 3.500%, 1/01/50 2,289,853 2,169,401
FNMA, 30 Year , 2.500%, 3/01/50 1,474,455 1,292,014
FNMA, 30 Year , 2.500%, 8/01/50 1,497,954 1,321,259
FNMA, 30 Year , 2.500%, 9/01/50 5,137,496 4,482,630
FNMA, 30 Year , 2.000%, 10/01/50 2,924,735 2,424,062
FNMA, 30 Year , 1.500%, 11/01/50 2,142,231 1,703,923
FNMA, 30 Year , 2.500%, 11/01/50 1,616,860 1,410,210
FNMA, 30 Year , 2.000%, 12/01/50 1,448,479 1,215,045
FNMA, 30 Year , 2.500%, 12/01/50 3,304,948 2,908,005
FNMA, 30 Year , 1.500%, 1/01/51 3,913,580 3,100,013
FNMA, 30 Year , 2.500%, 1/01/51 1,448,629 1,263,968
FNMA, 30 Year , 2.500%, 5/01/51 1,453,905 1,268,114
FNMA, 30 Year , 2.500%, 7/01/51 7,107,134 6,194,135
FNMA, 30 Year , 2.000%, 9/01/51 2,582,085 2,142,817
FNMA, 30 Year , 2.000%, 10/01/51 2,370,744 1,985,042
FNMA, 30 Year , 2.500%, 10/01/51 2,352,389 2,049,826
FNMA, 30 Year , 2.500%, 11/01/51 2,566,536 2,234,035
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA, 30 Year , 3.500%, 1/01/52 2,172,260 $ 2,026,458
FNMA, 30 Year , 2.500%, 2/01/52 3,234,875 2,813,274
FNMA, 30 Year , 3.000%, 2/01/52 2,506,069 2,254,629
FNMA, 30 Year , 3.500%, 4/01/52 6,028,289 5,621,247
FNMA, 30 Year , 2.500%, 5/01/52 1,467,717 1,279,547
FNMA, 30 Year , 3.000%, 6/01/52 2,786,034 2,509,007
FNMA, 30 Year , 3.500%, 6/01/52 3,361,722 3,150,600
FNMA, 30 Year , 3.500%, 7/01/52 3,421,924 3,214,833
FNMA, 30 Year , 4.000%, 7/01/52 6,701,717 6,444,157
FNMA, 30 Year , 4.500%, 7/01/52 2,648,528 2,608,272
FNMA, 30 Year , 4.500%, 8/01/52 2,811,780 2,795,393
FNMA, 30 Year , 5.000%, 9/01/52 2,649,410 2,651,960
FNMA, 30 Year , 4.500%, 10/01/52 2,567,938 2,542,905
FNMA, 30 Year , 6.000%, 11/01/52 2,515,213 2,580,041
FNMA, 30 Year , 5.000%, 12/01/52 2,676,500 2,677,499
FNMA, 30 Year , 4.500%, 1/01/53 2,762,641 2,718,037
FNMA, 30 Year , 6.000%, 2/01/53 2,515,787 2,598,862
FNMA, 30 Year , 5.000%, 3/01/53 1,641,990 1,653,432
FNMA, 30 Year , 3.500%, 4/01/53 2,890,361 2,703,552
FNMA, 30 Year , 5.500%, 5/01/53 8,991,947 9,150,911
FNMA, 30 Year , 4.000%, 7/01/53 2,991,746 2,877,171
FNMA, 30 Year , 5.500%, 7/01/53 1,800,707 1,837,542
FNMA, 30 Year , 5.500%, 8/01/53 2,780,650 2,832,894
FNMA, 30 Year , 5.500%, 11/01/53 2,863,617 2,901,343
FNMA, 30 Year , 6.500%, 12/01/53 2,845,391 2,950,409
FNMA, 30 Year , 4.000%, 2/01/54 3,962,259 3,807,026
FNMA, 30 Year , 6.000%, 2/01/54 2,878,902 2,970,009
148,168,721
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.3%
GNMA II , 3.768%, 2/20/74 ..... 2,969,474 2,829,542
Government National Mortgage Association (GNMA) Fixed
Rate 2.2%
GNMA I , 3.020%, 9/15/41 ..... 1,529,816 1,372,053
GNMA II, Single-family, 30 Year ,
2.000%, 7/20/52 ........... 3,132,091 2,658,677
GNMA II, Single-family, 30 Year ,
2.500%, 7/20/52 ........... 1,642,975 1,447,925
GNMA II, Single-family, 30 Year ,
2.500%, 8/20/52 ........... 5,044,552 4,449,431
GNMA II, Single-family, 30 Year ,
2.500%, 4/20/53 ........... 3,512,750 3,100,000
GNMA II, Single-family, 30 Year ,
3.000%, 6/20/53 ........... 4,796,999 4,376,870
GNMA II, Single-family, 30 Year ,
3.000%, 7/20/53 ........... 2,721,424 2,488,289
19,893,245
Residential Mortgage-Backed Securities 2.8%
e
Angel Oak Mortgage Trust ,
2022-2 , A1 , 144A , FRN,
3.353%, 1/25/67 ........... 1,510,915 1,438,724
2022-5 , A1 , 144A , 4.500%,
5/25/67 ................. 1,583,542 1,570,475

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
e
Connecticut Avenue Securities
Trust ,
2021-R01 , 1B1 , 144A , FRN,
8.380%, ( 30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,000,000 $ 1,031,557
2021-R01 , 1M2 , 144A , FRN,
6.830%, ( 30-day SOFR Average
+ 1.550%), 10/25/41 ........ 556,864 559,406
2022-R08 , 1M1 , 144A , FRN,
7.830%, ( 30-day SOFR Average
+ 2.550%), 7/25/42 ........ 1,592,534 1,635,669
2023-R01 , 1M1 , 144A , FRN,
7.663%, ( 30-day SOFR Average
+ 2.400%), 12/25/42 ........ 1,185,742 1,218,571
2023-R06 , 1M1 , 144A , FRN,
6.980%, ( 30-day SOFR Average
+ 1.700%), 7/25/43 ........ 1,062,194 1,066,673
e
FARM Mortgage Trust , 2024-1 , A ,
144A , FRN, 4.721%, 10/01/53 1,945,763 1,879,498
e
FHLMC STACR REMIC Trust ,
2020-HQA2 , M2 , 144A , FRN,
8.495%, ( 30-day SOFR Average
+ 3.214%), 3/25/50 ........ 821,402 848,544
2022-DNA1 , M1B , 144A , FRN,
7.130%, ( 30-day SOFR Average
+ 1.850%), 1/25/42 ........ 1,100,000 1,116,098
2024-DNA2 , M1 , 144A , FRN,
6.480%, ( 30-day SOFR Average
+ 1.200%), 5/25/44 ........ 1,585,002 1,586,002
e
Flagstar Mortgage Trust ,
2021-5INV , A5 , 144A , FRN,
2.500%, 7/25/51 ........... 658,659 591,735
2021-6INV , A6 , 144A , FRN,
2.500%, 8/25/51 ........... 1,352,999 1,215,289
e
FNMA Connecticut Avenue
Securities , 2021-R02 , 2M2 ,
144A , FRN, 7.280%, ( 30-day
SOFR Average + 2.000%),
11/25/41 ................ 1,500,000 1,507,112
e
Mello Mortgage Capital
Acceptance , 2021-INV1 , A4 ,
144A , FRN, 2.500%, 6/25/51 . 710,925 638,096
e
New Residential Mortgage Loan
Trust ,
2019-2A , A1 , 144A , FRN,
4.250%, 12/25/57 .......... 687,692 675,104
2019-5A , A1B , 144A , FRN,
3.500%, 8/25/59 ........... 390,776 369,847
e
Sequoia Mortgage Trust ,
2018-CH1 , A19 , 144A , FRN,
4.000%, 3/25/48 ........... 54,186 51,740
2021-4 , A4 , 144A , FRN,
2.500%, 6/25/51 ........... 1,452,832 1,300,781
2024-2 , A19 , 144A , FRN,
6.000%, 3/25/54 ........... 1,723,838 1,723,785
2024-3 , A19 , 144A , FRN,
6.000%, 4/25/54 ........... 1,795,615 1,795,559
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
e
Sequoia Mortgage Trust,
(continued)
e
Towd Point Mortgage Trust , 2023-
1 , A1 , 144A , 3.750%, 1/25/63 . 1,001,081 $ 964,002
24,784,267
Total Mortgage-Backed Securities
(Cost $ 301,616,191 ) ..............
290,740,489
Municipal Bonds 1.1%
California 0.5%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 1,688,887
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,516,918
4,205,805
Massachusetts 0.4%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,982,927
University of Massachusetts
Building Authority , Revenue ,
2010-2 , 5.450%, 11/01/40 ... 1,225,000 1,273,078
3,256,005
Oregon 0.2%
State of Oregon , GO , 2022 B ,
4.721%, 5/01/42 ........... 2,000,000 1,988,770
Total Municipal Bonds
(Cost $ 9,988,651 ) ................
9,450,580
Supranational 7.3%
Council of Europe Development
Bank , 3.000%, 6/16/25 ...... 1,000,000 991,079
European Bank for Reconstruction
& Development ,
0.500%, 11/25/25 .......... 3,000,000 2,881,777
4.250%, 3/13/34 ........... 1,000,000 1,028,307
European Investment Bank ,
2.750%, 8/15/25 ........... 2,000,000 1,976,587
1.375%, 3/15/27 ........... 2,000,000 1,895,543
3.250%, 11/15/27 .......... 2,048,000 2,028,283
1.750%, 3/15/29 ........... 800,000 739,014
Inter-American Development
Bank ,
1.750%, 3/14/25 ........... 2,000,000 1,975,113
0.625%, 7/15/25 ........... 3,000,000 2,918,233
0.875%, 4/20/26 ........... 2,000,000 1,910,928
1.500%, 1/13/27 ........... 2,000,000 1,907,026
0.625%, 9/16/27 ........... 600,000 550,257
3.500%, 9/14/29 ........... 4,500,000 4,473,583

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
Inter-American Development
Bank, (continued)
1.125%, 1/13/31 ........... 3,250,000 $ 2,781,513
3.500%, 4/12/33 ........... 2,000,000 1,948,380
Inter-American Investment Corp. ,
2.625%, 4/22/25 ........... 1,000,000 989,883
International Bank for
Reconstruction & Development ,
0.625%, 4/22/25 ........... 2,000,000 1,959,203
0.500%, 10/28/25 .......... 500,000 481,555
3.125%, 6/15/27 ........... 2,000,000 1,974,990
0.750%, 11/24/27 .......... 1,000,000 915,991
Zero Cpn., 3/31/28 ......... 4,500,000 4,330,170
1.375%, 4/20/28 ........... 1,500,000 1,389,757
4.625%, 8/01/28 ........... 550,000 570,103
3.875%, 2/14/30 ........... 1,000,000 1,010,771
4.000%, 7/25/30 ........... 3,000,000 3,051,205
4.000%, 1/10/31 ........... 1,000,000 1,015,589
4.500%, 4/10/31 ........... 2,000,000 2,088,711
1.745%, 7/31/33 ........... 3,200,000 3,261,378
2.750%, 5/31/36 ........... 2,000,000 1,705,274
FRN , 5.235%, ( SOFR Index +
0.370% ), 2/11/31 .......... 2,000,000 1,990,844
e
International Development
Association ,
144A, 0.375%, 9/23/25 ...... 2,200,000 2,121,466
144A, 4.375%, 6/11/29 ...... 800,000 824,711
International Finance Corp. ,
0.375%, 7/16/25 ........... 1,000,000 970,489
0.750%, 10/08/26 .......... 2,250,000 2,123,112
4.375%, 1/15/27 ........... 1,000,000 1,014,734
4.250%, 7/02/29 ........... 2,000,000 2,052,834
Total Supranational
(Cost $ 67,293,416 ) ...............
65,848,393
Total Long Term Investments
(Cost $ 910,768,064 ) ..............
894,636,534
a
a
Certificates of Deposit 0 .1%
c
Walden Mutual Bank , 4.935%,
11/13/24 ................ 500,000 500,027
(Cost $500,000)
— —
Money Market 0.2%
f,g
JPMorgan Prime Money Market
Fund , 5.080% ............ 1,748,865 1,748,865
(Cost $1,748,865)
a
Total Investments 99 .5%
(Cost $ 913,016,929 ) .............
$896,885,426
Other Assets, less Liabilities 0 .5% .
4,571,398
Net Assets 100.0% ...............
$901,456,824
a
Rounds to less than 0.05%.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security or partial position of this security was on loan as of
September 30, 2024. The total market value of securities on loan as of
September 30, 2024 was $37,501,523.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Rate shown represents annualized 7-day yield as of September 30,
2024.
g
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk

Schedule of Investments (Unaudited), September 30, 2024
Impax High Yield Bond Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.3%
Healthcare 0.3%
a
Avantor, Inc. ............... 60,790 $ 1,572,637
b
Telecommunications 0.0%
a,c,d
Digicel Holdings Bermuda Ltd. . 24,783 44,114
Total Common Stocks
(Cost $ 1,044,539 ) ................
1,616,751
b
Preferred Stocks 0.0%
b
Telecommunications 0.0%
a,c,d
Digicel Holdings Bermuda Ltd. . 2,165 22,408
(Cost $14,550)
BONDS: 96.6%
Community Investment Notes 0 .1%
Community Investment Notes 0.1%
c ,d
CEI Investments LLC , FRN ,
4.000%, 9/30/25 ........... 552,735 552,735
c
Envest Microfinance Cooperative ,
d
5.460%, 10/24/24 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 246,077
948,812
Total Community Investment Notes
(Cost $ 952,735 ) .................
948,812
Corporate Bonds 91 .3%
Automotive 2.7%
e
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 .... 1,200,000 1,181,653
144A, 5.875%, 6/01/29 ..... 1,925,000 1,938,496
144A, 3.750%, 1/30/31 ..... 1,200,000 1,091,927
Dana, Inc. , 4.500%, 2/15/32 ...
3,650,000 3,239,335
e
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 2,000,000 2,048,312
e
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 2,750,000 2,694,396
e
ZF North America Capital, Inc. ,
144A, 4.750%, 4/29/25 ..... 1,000,000 992,030
144A, 6.875%, 4/14/28 ..... 1,575,000 1,591,175
14,777,324
Banking 0.4%
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 2,040,994
Basic Industry 7.8%
e
Advanced Drainage Systems,
Inc. ,
144A, 5.000%, 9/30/27 ..... 1,600,000 1,582,552
144A, 6.375%, 6/15/30 ..... 2,450,000 2,504,976
e
Alcoa Nederland Holding BV ,
144A, 7.125%, 3/15/31 ...... 2,000,000 2,134,080
a a
Shares/
Principal
a
Value
a a a a
Basic Industry (continued)
ATI, Inc. ,
7.250%, 8/15/30 .......... 1,000,000 $ 1,065,827
5.125%, 10/01/31 ......... 1,800,000 1,750,466
e
Avient Corp. ,
144A, 7.125%, 8/01/30 ..... 2,060,000 2,149,831
144A, 6.250%, 11/01/31 .... 500,000 512,964
e
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 3,800,000 3,722,987
e
Dycom Industries, Inc. , 144A,
4.500%, 4/15/29 ........... 1,450,000 1,401,070
e
Interface, Inc. , 144A, 5.500%,
12/01/28 ................ 5,455,000 5,351,200
e
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 3,475,000 3,698,217
e
Mativ Holdings, Inc. , 144A,
8.000%, 10/01/29 .......... 2,000,000 2,043,849
Mercer International, Inc. ,
5.500%, 1/15/26 .......... 1,075,000 1,056,179
e
144A, 12.875%, 10/01/28 ... 1,800,000 1,891,899
e
Novelis Corp. , 144A, 4.750%,
1/30/30 ................. 2,300,000 2,231,853
e
Olympus Water US Holding Corp. ,
144A, 4.250%, 10/01/28 .... 1,975,000 1,887,718
144A, 9.750%, 11/15/28 .... 1,000,000 1,068,509
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,100,000 2,056,302
e
Standard Industries, Inc. ,
144A, 5.000%, 2/15/27 ..... 2,700,000 2,679,394
144A, 4.375%, 7/15/30 ..... 1,875,000 1,776,061
42,565,934
Capital Goods 8.5%
e
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,150,000 2,968,746
Ball Corp. ,
6.875%, 3/15/28 .......... 1,100,000 1,140,070
6.000%, 6/15/29 .......... 1,800,000 1,865,079
e
Chart Industries, Inc. , 144A,
7.500%, 1/01/30 ........... 2,000,000 2,110,352
e
EMRLD Borrower LP / Emerald
Co-Issuer, Inc. , 144A, 6.625%,
12/15/30 ................ 2,500,000 2,580,863
e
EnerSys , 144A, 6.625%, 1/15/32 3,000,000 3,106,674
e
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 3,000,000 3,084,924
e
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 3,000,000 3,111,312
e
Graphic Packaging International
LLC , 144A, 3.750%, 2/01/30 . 5,400,000 5,061,695
Howmet Aerospace, Inc. , 6.750%,
1/15/28 ................. 2,025,000 2,174,753
e
Manitowoc Co., Inc. (The) ,
Secured Note , 144A, 9.250%,
10/01/31 ................ 3,000,000 3,078,750
e
Owens-Brockway Glass
Container, Inc. ,
144A, 6.625%, 5/13/27 ..... 1,875,000 1,885,571

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
e
Owens-Brockway Glass
Container, Inc., (continued)
144A, 7.250%, 5/15/31 ..... 2,500,000 $ 2,571,455
Regal Rexnord Corp. ,
6.050%, 4/15/28 .......... 1,550,000 1,612,396
6.400%, 4/15/33 .......... 1,450,000 1,551,810
e
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 3,000,000 3,101,313
e
Terex Corp. ,
144A, 5.000%, 5/15/29 ..... 3,150,000 3,077,450
144A, 6.250%, 10/15/32 .... 2,000,000 2,015,000
46,098,213
Consumer Goods 4.9%
e
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 3,000,000 3,142,689
e
Darling Ingredients, Inc. , 144A,
6.000%, 6/15/30 ........... 2,800,000 2,829,397
e
Lamb Weston Holdings, Inc. ,
144A, 4.125%, 1/31/30 ..... 2,100,000 1,971,524
144A, 4.375%, 1/31/32 ..... 2,100,000 1,949,678
e
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 3,040,125
Newell Brands, Inc. ,
4.875%, 6/01/25 .......... 1,200,000 1,194,353
6.375%, 9/15/27 .......... 2,275,000 2,308,056
e
Performance Food Group, Inc. ,
144A, 6.125%, 9/15/32 ...... 1,850,000 1,892,745
e
Post Holdings, Inc. ,
144A, 5.500%, 12/15/29 .... 2,500,000 2,483,937
144A, 4.500%, 9/15/31 ..... 2,000,000 1,870,296
144A, 6.250%, 2/15/32 ..... 2,000,000 2,061,916
e
United Natural Foods, Inc. , 144A,
6.750%, 10/15/28 .......... 2,000,000 1,909,463
26,654,179
Financial Services 2.6%
Ally Financial, Inc. , Sub. Bond ,
5.750%, 11/20/25 .......... 3,000,000 3,013,953
Block, Inc. ,
3.500%, 6/01/31 .......... 1,500,000 1,369,156
e
144A, 6.500%, 5/15/32 ..... 3,000,000 3,127,704
OneMain Finance Corp. ,
3.500%, 1/15/27 .......... 1,450,000 1,387,071
6.625%, 1/15/28 .......... 1,125,000 1,146,319
e
Provident Funding Associates LP
/ PFG Finance Corp. , 144A,
9.750%, 9/15/29 ........... 3,000,000 3,059,095
e
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc. ,
144A, 6.750%, 8/15/32 ...... 1,000,000 1,044,812
14,148,110
Healthcare 9.9%
e
AdaptHealth LLC ,
144A, 6.125%, 8/01/28 ..... 2,075,000 2,079,078
144A, 4.625%, 8/01/29 ..... 2,000,000 1,854,042
a a
Shares/
Principal
a
Value
a a a a
Healthcare (continued)
e
Avantor Funding, Inc. ,
144A, 4.625%, 7/15/28 ..... 5,600,000 $ 5,477,794
144A, 3.875%, 11/01/29 .... 2,100,000 1,988,635
e
Cheplapharm Arzneimittel GmbH ,
144A, 5.500%, 1/15/28 ...... 2,525,000 2,451,261
CVS Health Corp. , 6.125%,
9/15/39 ................. 3,925,000 4,141,143
Encompass Health Corp. ,
4.750%, 2/01/30 ........... 2,875,000 2,812,316
e
Endo Finance Holdings, Inc. ,
144A, 8.500%, 4/15/31 ...... 3,000,000 3,218,349
e
HAH Group Holding Co. LLC ,
144A, 9.750%, 10/01/31 ..... 2,000,000 2,018,270
HCA, Inc. , 7.500%, 11/06/33 ...
3,100,000 3,590,616
e
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 ................ 3,000,000 2,903,063
e
IQVIA, Inc. , 144A, 5.000%,
5/15/27 ................. 2,750,000 2,735,627
e
Medline Borrower LP , 144A,
5.250%, 10/01/29 .......... 1,975,000 1,939,297
e
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,323,268
e
Pediatrix Medical Group, Inc. ,
144A, 5.375%, 2/15/30 ...... 3,000,000 2,908,055
e
Prestige Brands, Inc. , 144A,
5.125%, 1/15/28 ........... 3,000,000 2,976,598
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ......... 3,600,000 3,589,290
6.125%, 6/15/30 .......... 3,925,000 3,994,049
54,000,751
Insurance 4.5%
e
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 5,000,000 5,141,865
e
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 3,000,000 3,159,138
e
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 2,750,000 2,855,985
e
HUB International Ltd. ,
144A, 7.250%, 6/15/30 ..... 2,900,000 3,023,846
144A, 7.375%, 1/31/32 ..... 2,000,000 2,066,440
e
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 5,677,624
e
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 2,308,000 2,348,046
24,272,944
Leisure 2.3%
e
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 7,000,000 7,212,800

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Leisure (continued)
e
Viking Cruises Ltd. , 144A,
9.125%, 7/15/31 ........... 2,000,000 $ 2,188,468
e
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 3,150,000 3,141,952
12,543,220
Media 9.9%
e
AMC Networks, Inc. , 144A,
10.250%, 1/15/29 .......... 2,000,000 2,057,060
e
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 2,500,000 2,520,043
e
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
144A, 5.125%, 5/01/27 ..... 1,075,000 1,058,828
144A, 5.375%, 6/01/29 ..... 3,275,000 3,158,682
144A, 4.750%, 3/01/30 ..... 8,500,000 7,824,987
144A, 7.375%, 3/01/31 ..... 2,000,000 2,048,998
e
Cimpress plc , 144A, 7.375%,
9/15/32 ................. 2,000,000 2,018,701
e
Clear Channel Outdoor Holdings,
Inc. ,
144A, 5.125%, 8/15/27 ..... 2,000,000 1,967,655
144A, 7.750%, 4/15/28 ..... 1,000,000 895,654
144A, 7.875%, 4/01/30 ..... 1,000,000 1,046,536
e
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 5.875%, 8/15/27 ...... 3,000,000 2,947,612
e
Gray Television, Inc. ,
144A, 10.500%, 7/15/29 .... 2,000,000 2,090,896
144A, 4.750%, 10/15/30 .... 1,500,000 955,584
144A, 5.375%, 11/15/31 .... 1,500,000 939,242
e
Midcontinent Communications ,
144A, 8.000%, 8/15/32 ...... 2,000,000 2,038,134
e
Nexstar Media, Inc. ,
144A, 5.625%, 7/15/27 ..... 3,000,000 2,973,756
144A, 4.750%, 11/01/28 .... 1,000,000 956,225
e
Sirius XM Radio, Inc. ,
144A, 4.000%, 7/15/28 ..... 2,500,000 2,360,499
144A, 5.500%, 7/01/29 ..... 2,075,000 2,028,750
144A, 4.125%, 7/01/30 ..... 2,025,000 1,837,834
TEGNA, Inc. , 5.000%, 9/15/29 .
4,000,000 3,813,110
e
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ..... 3,000,000 3,069,780
144A, 8.500%, 7/31/31 ..... 3,000,000 3,009,581
53,618,147
Pfd-Banking 1.0%
Bank of America Corp. , MM ,
Junior Sub. Bond , 4.3% to
1/27/25, FRN thereafter ,
Perpetual ................ 5,200,000 5,161,441
Real Estate 6.5%
e
Five Point Operating Co. LP /
Five Point Capital Corp. , 144A,
10.500%, 1/15/28 .......... 1,679,173 1,719,542
e
HA Sustainable Infrastructure
Capital, Inc. , 144A, 6.375%,
7/01/34 ................. 2,000,000 2,048,206
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
e
HAT Holdings I LLC / HAT
Holdings II LLC ,
144A, 3.375%, 6/15/26 ..... 3,250,000 $ 3,149,525
144A, 8.000%, 6/15/27 ..... 3,000,000 3,181,896
e
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,925,000 1,901,345
144A, 4.875%, 9/15/29 ..... 2,500,000 2,450,445
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 .......... 4,000,000 3,630,932
5.000%, 3/01/31 .......... 1,500,000 1,347,820
MPT Operating Partnership LP /
MPT Finance Corp. , 5.250%,
8/01/26 ................. 1,500,000 1,429,830
e
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ...... 2,500,000 2,377,675
e
Pebblebrook Hotel LP / PEB
Finance Corp. , 144A, 6.375%,
10/15/29 ................ 3,000,000 3,022,410
e
Rithm Capital Corp. ,
144A, 6.250%, 10/15/25 .... 2,500,000 2,500,987
144A, 8.000%, 4/01/29 ..... 3,000,000 3,038,376
e
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital LLC ,
144A, 4.750%, 4/15/28 ..... 3,075,000 2,855,248
144A, 6.500%, 2/15/29 ..... 1,000,000 869,312
35,523,549
Retail 7.5%
e
1011778 BC ULC / New Red
Finance, Inc. ,
144A, 6.125%, 6/15/29 ..... 2,000,000 2,059,408
Secured Bond , 144A, 4.000%,
10/15/30 ................ 2,000,000 1,846,051
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 4.625%, 1/15/27 ..... 2,200,000 2,145,873
144A, 6.500%, 2/15/28 ..... 2,000,000 2,040,782
144A, 3.500%, 3/15/29 ..... 1,175,000 1,098,915
Bath & Body Works, Inc. ,
6.950%, 3/01/33 .......... 2,400,000 2,432,995
e
144A, 6.625%, 10/01/30 .... 2,750,000 2,806,111
e
Crocs, Inc. ,
144A, 4.250%, 3/15/29 ..... 2,600,000 2,460,627
144A, 4.125%, 8/15/31 ..... 3,500,000 3,182,880
e
Macy's Retail Holdings LLC ,
144A, 5.875%, 3/15/30 ..... 2,000,000 1,963,057
144A, 6.700%, 7/15/34 ..... 3,200,000 2,802,367
New Albertsons LP , 7.750%,
6/15/26 ................. 1,025,000 1,045,309
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 3,026,773
e
Staples, Inc. , Secured Note ,
144A, 12.750%, 1/15/30 ..... 1,000,000 822,547
e
Velocity Vehicle Group LLC , 144A,
8.000%, 6/01/29 ........... 3,000,000 3,126,408
e
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ........... 4,125,000 3,647,314

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Retail (continued)
e
Victra Holdings LLC / Victra
Finance Corp. , 144A, 8.750%,
9/15/29 ................. 2,077,000 $ 2,182,607
Walgreens Boots Alliance, Inc. ,
8.125%, 8/15/29 ........... 2,000,000 1,998,194
40,688,218
Services 7.0%
e
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
6.125%, 10/15/26 .......... 2,650,000 2,660,878
e
Albion Financing 2 SARL , 144A,
8.750%, 4/15/27 ........... 3,000,000 3,081,342
e
Camelot Finance SA , 144A,
4.500%, 11/01/26 .......... 2,175,000 2,145,207
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 2,563,395
e
Herc Holdings, Inc. , 144A,
6.625%, 6/15/29 ........... 2,000,000 2,073,210
e
Maxim Crane Works Holdings
Capital LLC , Secured Note ,
144A, 11.500%, 9/01/28 ..... 3,200,000 3,395,869
e
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 . 3,900,000 3,598,988
e
Prime Security Services Borrower
LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.250%,
1/15/28 ................. 2,000,000 2,002,048
e
Resideo Funding, Inc. , 144A,
6.500%, 7/15/32 ........... 2,000,000 2,055,524
e
Staples, Inc. , 144A, 10.750%,
9/01/29 ................. 2,000,000 1,943,101
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 3,550,000 3,555,800
e
WASH Multifamily Acquisition,
Inc. , 144A, 5.750%, 4/15/26 .. 4,050,000 4,031,684
e
Williams Scotsman, Inc. ,
144A, 4.625%, 8/15/28 ..... 3,000,000 2,918,595
144A, 7.375%, 10/01/31 .... 1,800,000 1,903,656
37,929,297
Technology & Electronics 6.0%
e
Ciena Corp. , 144A, 4.000%,
1/31/30 ................. 2,300,000 2,176,625
e
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 3,300,000 3,230,219
e
Entegris, Inc. ,
144A, 4.750%, 4/15/29 ..... 1,000,000 986,350
144A, 5.950%, 6/15/30 ..... 2,125,000 2,166,344
e
Gen Digital, Inc. , 144A, 6.750%,
9/30/27 ................. 1,000,000 1,028,254
e
Imola Merger Corp. , 144A,
4.750%, 5/15/29 ........... 4,500,000 4,394,952
e
Insight Enterprises, Inc. , 144A,
6.625%, 5/15/32 ........... 1,800,000 1,880,377
e
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 583,000 571,004
Nokia OYJ , 6.625%, 5/15/39 ...
2,000,000 2,124,300
a a
Shares/
Principal
a
Value
a a a a
Technology & Electronics (continued)
e
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 3,375,000 $ 3,140,592
e
PTC, Inc. , 144A, 4.000%, 2/15/28 3,000,000 2,912,850
e
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 2,425,000 2,436,759
e
SS&C Technologies, Inc. , 144A,
5.500%, 9/30/27 ........... 2,000,000 2,000,674
e
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 3,500,000 3,472,102
32,521,402
Telecommunications 5.3%
e
Altice Financing SA , 144A,
5.750%, 8/15/29 ........... 2,000,000 1,609,128
e
Cogent Communications Group
LLC , 144A, 7.000%, 6/15/27 . 3,379,000 3,441,322
e
Cogent Communications Group,
Inc. / Cogent Communications
Finance, Inc. , 144A, 7.000%,
6/15/27 ................. 1,000,000 1,017,182
e
Connect Finco SARL / Connect
US Finco LLC , 144A, 9.000%,
9/15/29 ................. 2,000,000 1,937,970
c
Digicel Intermediate Holdings Ltd.
/ Digicel International Finance
Ltd. / DIFL US LLC , PIK,
12.000%, 5/25/27 .......... 1,004,753 1,005,949
e
Frontier Communications Holdings
LLC , 144A, 5.000%, 5/01/28 . 2,725,000 2,702,492
c ,e ,f
Ligado Networks LLC , 144A,
15.500%, 11/01/23 ......... 3,034,777 531,086
e
Optics Bidco SpA , 144A, 7.200%,
7/18/36 ................. 1,217,000 1,315,781
e
Sable International Finance Ltd. ,
144A, 5.750%, 9/07/27 ..... 3,564,000 3,558,278
144A, 7.125%, 10/15/32 .... 3,000,000 3,014,010
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 1,950,000 2,420,936
e
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 2,575,000 2,471,725
e
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 1,975,000 1,821,095
e
Windstream Escrow LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 2,000,000 2,035,874
28,882,828
Transportation 2.4%
BNSF Funding Trust I , 6.613%
to 1/14/26, FRN thereafter ,
12/15/55 ................ 3,325,000 3,368,288
e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 3,000,000 3,088,798
e
JetBlue Airways Corp. / JetBlue
Loyalty LP , 144A, 9.875%,
9/20/31 ................. 3,000,000 3,162,870

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Transportation (continued)
e
Watco Cos. LLC / Watco Finance
Corp. , 144A, 7.125%, 8/01/32 3,000,000 $ 3,129,396
12,749,352
Utility 2.1%
e
Clearway Energy Operating LLC ,
144A, 4.750%, 3/15/28 ..... 2,175,000 2,135,952
144A, 3.750%, 2/15/31 ..... 1,925,000 1,764,455
144A, 3.750%, 1/15/32 ..... 1,150,000 1,041,569
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 3,049,760
e
TerraForm Power Operating LLC ,
144A, 5.000%, 1/31/28 ..... 1,525,000 1,509,960
144A, 4.750%, 1/15/30 ..... 2,025,000 1,939,784
11,441,480
Total Corporate Bonds
(Cost $ 494,317,394 ) ..............
495,617,383
Asset-Backed Securities 0.8%
Telecommunications 0.8%
e
Frontier Issuer LLC ,
2023-1 , B , 144A, 8.300%,
8/20/53 ................. 2,000,000 2,093,717
2024-1 , B , 144A, 7.020%,
6/20/54 ................. 2,000,000 2,102,797
4,196,514
a a a a a
Total Asset-Backed Securities
(Cost $ 4,089,110 ) ................
4,196,514
Loans 4.4%
Basic Industry 0.6%
g
LBM Acquisition LLC, First Lien,
Initial CME Term Loan , 9.097%
( 1-month SOFR + 3.750% ),
12/17/27 ................ 3,345,612 3,330,139
Consumer Goods 0.8%
g
AI Aqua Merger Sub, Inc., First
Lien, Initial CME Term Loan,
B , 8.701% ( 1-month SOFR +
3.500% ), 7/31/28 .......... 1,960,000 1,959,902
g
United Natural Foods, Inc., First
Lien, 2024 CME Term Loan ,
PIK, 9.595% ( 1-month SOFR +
4.750% ), 4/25/31 .......... 1,992,500 2,002,462
3,962,364
a a a a a
Financial Services 0.3%
g
Diebold Nixdorf, Inc., First Lien,
CME Term Loan , 12.611%
( 1-month SOFR + 7.500% ),
8/11/28 ................. 1,582,778 1,612,788
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Healthcare 1.2%
g
Medline Borrower LP, First Lien,
Initial CME Term Loan , 7.595%
( 1-month SOFR + 2.750% ),
10/23/28 ................ 4,978,407 $ 4,986,048
g
Star Parent, Inc., First Lien, CME
Term Loan , 9.085% ( 3-month
SOFR + 3.750% ), 9/27/30 ... 1,990,000 1,939,136
6,925,184
a a a a a
Media 0.4%
g
Cimpress plc, First Lien, CME
Term Loan, B , PIK, 7.845%
( 1-month SOFR + 3.000% ),
5/17/28 ................. 1,983,911 1,988,871
Services 0.3%
g
Staples, Inc., First Lien, Closing
Date CME Term Loan , 10.689%
( 3-month SOFR + 5.750% ),
8/23/29 ................. 2,000,000 1,822,140
Technology & Electronics 0.4%
g
McAfee Corp., First Lien, CME
Term Loan, B1 , 8.451%
( 1-month SOFR + 3.250% ),
3/01/29 ................. 1,955,024 1,950,596
Telecommunications 0.2%
g
Digicel International Finance Ltd.,
First Lien, CME Term Loan ,
12.002% ( 3-month SOFR +
6.650% ), 5/25/27 .......... 928,586 920,721
Transportation 0.2%
g
SkyMiles IP Ltd. (Delta Air Lines,
Inc.), First Lien, Initial CME
Term Loan , PIK, 9.032%
( 3-month SOFR + 3.750% ),
10/20/27 ................ 1,150,841 1,173,571
Total Loans
(Cost $ 23,705,936 ) ...............
23,686,374
Total Long Term Investments
(Cost $ 524,124,264 ) ..............
526,088,242
a
a
Certificates of Deposit 0 .2%
c
Shared Interest, Inc. , 0.550%,
9/30/25 ................. 500,000 500,000
c
Walden Mutual Bank , 4.935%,
11/13/24 ................ 500,000 500,028
— —
Total Certificates of Deposit
(Cost $ 1,000,001 ) ................
1,000,028

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Money Market 4.5%
h,i
JPMorgan Prime Money Market
Fund , 5.080% ............ 24,365,767 $ 24,365,767
(Cost $24,365,767)
a
Total Investments 101 .6%
(Cost $ 549,490,032 ) .............
$551,454,037
Other Assets, less Liabilities ( 1 .6 ) %
(8,625,190)
Net Assets 100.0% ...............
$542,828,847
a
Non-income producing security.
b
Rounds to less than 0.05%.
c
Illiquid security.
d
Security valued using significant unobservable inputs.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Security is currently in default.
g
Rate shown reflects the accrual rate as of September 30, 2024 on securities with variable or step rates.
h
Rate shown represents annualized 7-day yield as of September 30,
2024.
i
Institutional Class shares.
CME Chicago Mercantile Exchange
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited), September 30, 2024
Impax Sustainable Allocation Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 99.5%
a
Impax Core Bond Fund , Class
Institutional .............. 88,932,909 $ 803,064,166
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional .............. 1,831,785 64,185,752
a
Impax Global Environmental
Markets Fund , Class
Institutional .............. 2,670,796 68,853,129
a
Impax Global Opportunities Fund ,
Class Institutional .......... 4,111,502 74,952,675
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional .............. 6,478,412 65,820,661
a
Impax High Yield Bond Fund ,
Class Institutional .......... 17,936,009 109,589,015
a
Impax International Sustainable
Economy Fund , Class
Institutional .............. 10,387,242 118,830,052
a
Impax Large Cap Fund , Class
Institutional .............. 64,116,665 987,396,648
a
Impax Small Cap Fund , Class
Institutional .............. 5,399,693 97,842,433
2,390,534,531
Total Affiliated Investment
Companies
(Cost $ 1,942,583,384 ) ............
2,390,534,531
Money Market 0.5%
a,b
JPMorgan Prime Money Market
Fund , 5.080% ............ 12,792,940 12,792,940
(Cost $12,792,940)
a
Total Investments 100 .0%
(Cost $ 1,955,376,324 ) ............
$2,403,327,471
c
Other Assets, less Liabilities (0.0) %
(568,236)
Net Assets 100.0% ...............
$2,402,759,235
a
Institutional Class shares.
b
Rate shown represents annualized 7-day yield as of September 30,
2024.
c
Rounds to less than 0.05%.

Notes to Schedule of Investments (Unaudited)
September 30, 2024

Quarterly Schedule of Investments
Impax Funds Series Trust I and Impax Funds Series Trust III
Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds' portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the "valuation designee" to make fair value determinations for all of the Funds' investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2024, five securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $460,612, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $769,257, representing 0.14% of the Fund’s net asset value.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will

Quarterly Schedule of Investments
September 30, 2024
be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own  assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market  participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2024:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 1,411,964,254 $ — $ — $ 1,411,964,254
Cash Equivalents 25,544,094 — — 25,544,094
Total $ 1,437,508,348 $ — $ — $ 1,437,508,348
Small Cap Fund
Common Stocks $ 700,561,817 $ — $ — $ 700,561,817

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
September 30, 2024
Level 1 Level 2 Level 3 Totals
Cash Equivalents 16,721,572 — — 16,721,572
Total $ 717,283,389 $ — $ — $ 717,283,389
US Sustainable Economy Fund
Common Stocks $ 340,206,525 $ — $ — $ 340,206,525
Cash Equivalents 4,153,969 — — 4,153,969
Total $ 344,360,494 $ — $ — $ 344,360,494
Global Sustainable Infrastructure
Fund
Common Stocks $ 52,968,927 $ 45,800,945 $ — $ 98,769,872
Cash Equivalents 2,484,360 — — 2,484,360
Total $ 55,453,287 $ 45,800,945 $ — $ 101,254,232
Global Opportunities Fund
Common Stocks $ 86,020,838 $ 55,092,485 $ — $ 141,113,323
Cash Equivalents 2,515,081 — — 2,515,081
Total $ 88,535,919 $ 55,092,485 $ — $ 143,628,404
Global Environmental Markets
Fund
Common Stocks $ 1,691,536,449 $ 810,599,775 $ — $ 2,502,136,224
Preferred Stocks — 15,027,085 — 15,027,085
Cash Equivalents 26,002,118 — — 26,002,118
Total $ 1,717,538,567 $ 825,626,860 $ — $ 2,543,165,427
Global Social Leaders Fund
Common Stocks $ 1,068,902 $ 766,439 $ — $ 1,835,341
Preferred Stocks — 36,272 — 36,272
Cash Equivalents 33,613 — — 33,613
Total $ 1,102,515 $ 802,711 $ — $ 1,905,226
Global Women’s Leadership Fund
Common Stocks $ 570,311,120 $ 189,149,948 $ — $ 759,461,068
Cash Equivalents 270,847 — — 270,847
Total $ 570,581,967 $ 189,149,948 $ — $ 759,731,915
International Sustainable
Economy Fund
Common Stocks $ 34,130,151 $ 1,279,281,021 $ — $ 1,313,411,172
Preferred Stocks — 695,357 — 695,357
Cash Equivalents 7,708,624 — — 7,708,624
Total $ 41,838,775 $ 1,279,976,378 $ — $ 1,321,815,153
Core Bond Fund
Community Investment Notes $ — $ 246,077 $ 460,612 $ 706,689
Corporate Bonds — 264,932,683 — 264,932,683
Foreign Government and Agency
Securities — 16,630,148 — 16,630,148
U.S. Government and Agency
Securities — 204,649,767 — 204,649,767
Asset-Backed Securities — 41,677,785 — 41,677,785
Mortgage-Backed Securities — 290,740,489 — 290,740,489
Municipal Bonds — 9,450,580 — 9,450,580
Supranational — 65,848,393 — 65,848,393
Certificates of Deposit — 500,027 — 500,027
Cash Equivalents 1,748,865 — — 1,748,865
Total $ 1,748,865 $ 894,675,949 $ 460,612 $ 896,885,426
High Yield Bond Fund
Common Stocks $ 1,572,637 $ — $ 44,114 $ 1,616,751

Quarterly Schedule of Investments
September 30, 2024
Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At September 30, 2024 , the Sustainable Allocation Fund held the following investments in affiliated Funds:
Level 1 Level 2 Level 3 Totals
Preferred Stocks — — 22,408 22,408
Community Investment Notes — 246,077 702,735 948,812
Corporate Bonds — 495,617,383 — 495,617,383
Asset-Backed Securities — 4,196,514 — 4,196,514
Loans — 23,686,374 — 23,686,374
Certificates of Deposit — 1,000,028 — 1,000,028
Cash Equivalents 24,365,767 — — 24,365,767
Total $ 25,938,404 $ 524,746,376 $ 769,257 $ 551,454,037
Sustainable Allocation Fund
Management Investment
Companies $ 2,390,534,531 $ — $ — $ 2,390,534,531
Cash Equivalents 12,792,940 — — 12,792,940
Total $ 2,403,327,471 $ — $ — $ 2,403,327,471
See Schedules of Investments for additional detailed industry classifications.
Fund
Shares
Held at
12/31/2023
Gross
Additions
Gross
Reductions
Shares
Held at
9/30/2024
Sustainable Allocation Fund
Large Cap Fund 67,987,617 270,389 4,141,341 64,116,665
Small Cap Fund 5,641,695 5,522 247,524 5,399,693
Global Sustainable Infrastructure Fund 6,401,468 76,944 — 6,478,412
Global Opportunities Fund 4,095,396 16,106 — 4,111,502
Global Environmental Markets Fund 2,656,703 14,093 — 2,670,796
Global Women's Leadership Fund 2,095,600 36,035 299,850 1,831,785
International Sustainable Economy Fund 11,559,969 189,786 1,362,513 10,387,242
Core Bond Fund 91,989,678 2,502,877 5,559,646 88,932,909
High Yield Fund 17,194,651 741,358 — 17,936,009

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
September 30, 2024
Fund
Value at
12/31/2023
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
9/30/2024
Sustainable Allocation Fund
Large Cap Fund $ 902,875,554 $ 3,934,147 $ 7,697,253 $ 131,889,694 $ 987,396,648
Small Cap Fund 91,733,966 90,951 (606,436) 10,623,952 97,842,433
Global Sustainable Infrastructure
Fund 58,509,418 708,649 — 6,602,594 65,820,661
Global Opportunities Fund 64,830,125 271,857 — 9,850,693 74,952,675
Global Environmental Markets
Fund 60,307,152 341,628 — 8,204,349 68,853,129
Global Women's Leadership Fund 66,891,544 1,193,856 61,279 6,039,073 64,185,752
International Sustainable
Economy Fund 115,830,889 2,015,527 2,493,341 12,490,295 118,830,052
Core Bond Fund 816,868,344 21,946,609 (10,202,214) 23,450,014 803,064,166
High Yield Fund 103,167,907 4,429,937 — 1,991,016 109,589,015
Total $ 2,281,014,899 $ 34,933,161 $ (556,777) $ 211,141,680 $ 2,390,534,531
1
Includes realized capital gain distributions from an affiliated fund, if any.